UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.20

SEMI-ANNUAL REPORT

AB UNCONSTRAINED BOND FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Unconstrained Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB UNCONSTRAINED BOND FUND | 1

SEMI-ANNUAL REPORT

June 9, 2020

This report provides management’s discussion of fund performance for AB Unconstrained Bond Fund for the semi-annual reporting period ended April 30, 2020.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF APRIL 30, 2020 (unaudited)

	6 Months	12 Months

AB UNCONSTRAINED BOND FUND[1]

Class A Shares	-3.87%	-8.10%

Class C Shares	-4.36%	-8.82%

Advisor Class Shares[2]	-3.88%	-7.89%

Class R Shares[2]	-4.06%	-8.36%

Class K Shares[2]	-4.03%	-8.17%

Class I Shares[2]	-3.86%	-7.86%

Class Z Shares[2]	-3.87%	-7.86%

Primary Benchmark: ICE BofA 3-Month US T-Bill Index	0.85%	2.07%

Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	2.76%	8.25%

1

Includes the impact of proceeds received and credited to the Fund in connection with a third-party vendor reimbursement, which enhanced performance for the six- and 12-month periods ended April 30, 2020, by 0.05% and 0.05%, respectively.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Intercontinental Exchange Bank of America (“ICE BofA”) 3-Month US Treasury Bill (“T-Bill”) Index, and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) for the six- and 12-month periods ended April 30, 2020.

During the six-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. Sector and security selection detracted most, relative to the benchmark, from exposure to high-yield bonds and agency risk-sharing transactions, which more than offset gains in emerging-market sovereigns and investment-grade

2 | AB UNCONSTRAINED BOND FUND	abfunds.com

corporates. Country allocation (a result of bottom-up security analysis combined with fundamental research) and yield-curve positioning detracted, mainly within the US and UK, although the Fund’s holdings in Canada and Australia were positive. Currency decisions also detracted, due to positioning in the Hungarian forint, Brazilian real and Swiss franc, partially offset by a position in the Mexican peso.

During the 12-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. Country allocation and yield-curve positioning detracted, largely within the US, UK and eurozone, although the Fund’s holdings in Canada and Australia were positive. Sector and security selection detracted, due to exposure to high-yield bonds, agency risk-sharing transactions and commercial mortgage-backed securities, which more than offset gains in emerging-market sovereign bonds and investment-grade corporates. Currency decisions also detracted, from positioning in the Brazilian real, Hungarian forint, and Swiss franc, partially offset by positions in the Mexican peso, euro and yen.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund also utilized currency forwards and currency options, both written and purchased, to hedge foreign currency exposure and to take active currency risk. Purchased and written equity options were used in an effort to add alpha (a measure of how the Fund is performing on a risk-adjusted basis versus its benchmark) through different strategies, including but not limited to, relative value, put spreads and call spreads. Credit default swaps, both single name and index, were used to take active risk as well as to hedge overall risk in the Fund. Total return swaps a were used to take active risk in the Fund.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed over the six-month period ended April 30, 2020. The UK’s exit from the European Union and a US-China trade truce in January led markets higher until investor sentiment turned decidedly negative in March due to the spread of COVID-19. The US Federal Reserve (the “Fed”) initiated several measures during the period to provide liquidity in short-term repurchase agreements and US Treasuries. Investor uncertainty led to an unprecedented flight to quality as credit spreads on risk assets quickly widened to levels not seen since the 2008–2009 global financial crisis. Markets began to recover in April as governments and central banks initiated over $9 trillion of monetary and fiscal stimulus measures to combat the economic fallout from the virus and governments began to relax social distancing and stay-at-home guidelines.

The Fed lowered interest rates 150 basis points to zero, and most other major central banks followed suit with substantial rate cuts. Longer

abfunds.com	AB UNCONSTRAINED BOND FUND | 3

maturity and higher quality developed-market treasury returns were the best performers, along with investment-grade US corporate bonds that rallied in April on the back of record new issuance. High-yield corporate bond returns were negative as investors retreated from risk assets. Securitized asset results were mixed. Emerging-market returns fell as sharply lower oil prices impacted emerging-market commodity exporters. The US dollar advanced against most developed- and emerging-market currencies. The Swiss franc and the yen, which are also considered safe haven currencies, advanced against the US dollar.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to generate attractive total returns while preserving capital by investing across a broad range of global fixed-income sectors. The Team’s approach is an alternative to traditional “core” fixed income that is unconstrained in its investable universe, flexible to allow for dynamic asset allocation, but well-defined in its structure.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund’s risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of US and non-US companies and US and non-US government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative three years to positive seven years, depending upon the Adviser’s forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security’s sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund seeks to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Fund typically maintains at least 50% of its net assets in investment-grade securities. The Fund may invest up to 50% of its net assets in below investment-grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

(continued on next page)

4 | AB UNCONSTRAINED BOND FUND	abfunds.com

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations and assignments, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures contracts, forwards or swaps, including those on fixed-income and equity securities and foreign currencies.

abfunds.com	AB UNCONSTRAINED BOND FUND | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The ICE BofA® 3-Month US T-Bill Index and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The ICE BofA 3-Month US T-Bill Index measures the performance of Treasury securities maturing in 90 days. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling

6 | AB UNCONSTRAINED BOND FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

abfunds.com	AB UNCONSTRAINED BOND FUND | 7

DISCLOSURES AND RISKS (continued)

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the

8 | AB UNCONSTRAINED BOND FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB UNCONSTRAINED BOND FUND | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			1.30%

1 Year	-8.10%	-12.02%

5 Years	-0.65%	-1.51%

10 Years	1.36%	0.92%

CLASS C SHARES			0.60%

1 Year	-8.82%	-9.69%

5 Years	-1.40%	-1.40%

10 Years	0.64%	0.64%

ADVISOR CLASS SHARES[2]			1.61%

1 Year	-7.89%	-7.89%

5 Years	-0.41%	-0.41%

10 Years	1.63%	1.63%

CLASS R SHARES[2]			0.83%

1 Year	-8.36%	-8.36%

5 Years	-0.92%	-0.92%

10 Years	1.13%	1.13%

CLASS K SHARES[2]			1.14%

1 Year	-8.17%	-8.17%

5 Years	-0.68%	-0.68%

10 Years	1.38%	1.38%

CLASS I SHARES[2]			1.60%

1 Year	-7.86%	-7.86%

5 Years	-0.42%	-0.42%

10 Years	1.65%	1.65%

CLASS Z SHARES[2]			1.59%

1 Year	-7.86%	-7.86%

5 Years	-0.39%	-0.39%

Since Inception[3]	0.00%	0.00%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.17%, 1.92%, 0.92%, 1.60%, 1.30%, 0.80% and 0.87% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expenses (exclusive of interest expense) to 0.90%, 1.65%, 0.65%, 1.15%, 0.90%, 0.65% and 0.65% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2021, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

10 | AB UNCONSTRAINED BOND FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2020.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 11/4/2014.

abfunds.com	AB UNCONSTRAINED BOND FUND | 11

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-8.82%

5 Years	-1.13%

10 Years	1.30%

CLASS C SHARES

1 Year	-6.34%

5 Years	-0.99%

10 Years	1.03%

ADVISOR CLASS SHARES[1]

1 Year	-4.58%

5 Years	-0.03%

10 Years	2.01%

CLASS R SHARES[1]

1 Year	-5.11%

5 Years	-0.55%

10 Years	1.51%

CLASS K SHARES[1]

1 Year	-4.91%

5 Years	-0.30%

10 Years	1.77%

CLASS I SHARES[1]

1 Year	-4.66%

5 Years	-0.03%

10 Years	2.04%

CLASS Z SHARES[1]

1 Year	-4.55%

5 Years	-0.01%

Since Inception[2]	0.39%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 11/4/2014.

12 | AB UNCONSTRAINED BOND FUND	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB UNCONSTRAINED BOND FUND | 13

EXPENSE EXAMPLE (continued)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$961.30	$4.39	0.90%	$4.49	0.92%
Hypothetical**	$1,000	$1,020.39	$4.52	0.90%	$4.62	0.92%
Class C
Actual	$1,000	$956.40	$8.03	1.65%	$8.12	1.67%
Hypothetical**	$1,000	$1,016.66	$8.27	1.65%	$8.37	1.67%
Advisor Class
Actual	$1,000	$961.20	$3.17	0.65%	$3.27	0.67%
Hypothetical**	$1,000	$1,021.63	$3.27	0.65%	$3.37	0.67%
Class R
Actual	$1,000	$959.40	$5.60	1.15%	$5.70	1.17%
Hypothetical**	$1,000	$1,019.14	$5.77	1.15%	$5.87	1.17%
Class K
Actual	$1,000	$959.70	$4.39	0.90%	$4.48	0.92%
Hypothetical**	$1,000	$1,020.39	$4.52	0.90%	$4.62	0.92%
Class I
Actual	$1,000	$961.40	$3.17	0.65%	$3.27	0.67%
Hypothetical**	$1,000	$1,021.63	$3.27	0.65%	$3.37	0.67%
Class Z
Actual	$1,000	$961.30	$3.17	0.65%	$3.27	0.67%
Hypothetical**	$1,000	$1,021.63	$3.27	0.65%	$3.37	0.67%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

14 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO SUMMARY

APRIL 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $97.6

1

All data are as of April 30, 2020. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 1.0% or less in the following security types: Asset-Backed Securities, Common Stocks, Emerging Markets–Corporate Bonds, Emerging Markets–Treasuries, Local Governments–US Municipal Bonds, Options Purchased–Puts, Preferred Stocks and Warrants.

abfunds.com	AB UNCONSTRAINED BOND FUND | 15

PORTFOLIO OF INVESTMENTS

April 30, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 22.4%
Industrial – 19.9%
Basic – 1.5%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	36	$35,586
Arconic Corp. 6.00%, 05/15/2025(a)		15	15,116
6.125%, 02/15/2028(a)		22	20,853
CF Industries, Inc. 4.95%, 06/01/2043		27	27,573
5.15%, 03/15/2034		41	42,829
5.375%, 03/15/2044		33	34,158
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		6	5,236
9.875%, 10/17/2025(a)		62	61,069
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		107	114,190
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		129	128,789
5.125%, 05/15/2024(a)		11	11,060
Freeport-McMoRan, Inc. 3.55%, 03/01/2022		6	6,053
5.00%, 09/01/2027		162	157,897
5.25%, 09/01/2029		36	35,576
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		43	44,458
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		51	50,399
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		20	20,355
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	100	98,627
NOVA Chemicals Corp. 5.25%, 06/01/2027(a)	U.S.$	80	63,988
Olin Corp. 5.625%, 08/01/2029		88	79,585
Peabody Energy Corp. 6.00%, 03/31/2022(a)		160	121,803
Polyone Corp. 5.75%, 05/15/2025(a)		21	21,258
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		7	7,032
Sealed Air Corp. 6.875%, 07/15/2033(a)		153	166,956

16 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Valvoline, Inc. 4.25%, 02/15/2030(a)	U.S.$	104	$101,179
WR Grace & Co.-Conn 5.125%, 10/01/2021(a)		10	10,061

			1,481,686

Capital Goods – 1.7%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	125	123,552
Bombardier, Inc. 6.00%, 10/15/2022(a)	U.S.$	172	129,036
6.125%, 01/15/2023(a)		11	7,852
7.50%, 12/01/2024-03/15/2025(a)		58	37,796
7.875%, 04/15/2027(a)		60	39,523
Colfax Corp. 6.00%, 02/15/2024(a)		26	26,407
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026(a)		25	21,255
EnerSys 4.375%, 12/15/2027(a)		105	101,659
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		92	83,730
GFL Environmental, Inc. 7.00%, 06/01/2026(a)		20	21,053
8.50%, 05/01/2027(a)		18	19,628
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		20	17,021
Griffon Corp. 5.75%, 03/01/2028		145	138,883
Harsco Corp. 5.75%, 07/31/2027(a)		52	49,343
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		13	11,699
Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(a)		25	19,534
Moog, Inc. 4.25%, 12/15/2027(a)		20	18,823
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		62	60,658
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)		110	94,947
SPX FLOW, Inc. 5.875%, 08/15/2026(a)		69	70,214
Summit Materials LLC/Summit Materials Finance Corp. 6.125%, 07/15/2023		45	45,058

abfunds.com	AB UNCONSTRAINED BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Terex Corp. 5.625%, 02/01/2025(a)	U.S.$	69	$62,731
Tervita Corp. 7.625%, 12/01/2021(a)		38	25,358
TransDigm, Inc. 6.25%, 03/15/2026(a)		129	126,782
6.375%, 06/15/2026		47	40,479
6.50%, 05/15/2025		58	53,013
8.00%, 12/15/2025(a)		115	119,657
Triumph Group, Inc. 7.75%, 08/15/2025		132	85,604

			1,651,295

Communications - Media – 2.9%
Altice Financing SA 5.00%, 01/15/2028(a)		375	363,567
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		125	126,670
4.75%, 03/01/2030(a)		40	40,796
5.00%, 02/01/2028(a)		285	292,936
5.125%, 05/01/2027(a)		91	94,526
5.75%, 02/15/2026(a)		51	53,176
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		34	31,979
CSC Holdings LLC 5.50%, 05/15/2026(a)		237	246,303
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		58	44,094
6.625%, 08/15/2027(a)		91	49,919
DISH DBS Corp. 5.875%, 07/15/2022		231	232,275
7.75%, 07/01/2026		72	70,920
DISH Network Corp. 3.375%, 08/15/2026(c)		6	4,876
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		11	10,065
6.375%, 05/01/2026		15	14,365
8.375%, 05/01/2027		73	60,973
Lamar Media Corp. 3.75%, 02/15/2028(a)		105	96,658
Liberty Interactive LLC 8.25%, 02/01/2030		11	9,719
Meredith Corp. 6.875%, 02/01/2026		111	95,015
National CineMedia LLC 5.875%, 04/15/2028(a)		55	39,603

18 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Netflix, Inc. 4.375%, 11/15/2026	U.S.$	7	$7,382
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		63	53,645
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		20	16,598
5.625%, 08/01/2024(a)		66	60,762
Sirius XM Radio, Inc. 5.50%, 07/01/2029(a)		214	225,819
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	110	106,935
TEGNA, Inc. 5.00%, 09/15/2029(a)	U.S.$	125	111,413
Univision Communications, Inc. 5.125%, 05/15/2023(a)		35	33,570
Virgin Media Secured Finance PLC 4.875%, 01/15/2027(a)	GBP	166	207,868

			2,802,427

Communications - Telecommunications – 1.9%
Altice France SA/France 7.375%, 05/01/2026(a)	U.S.$	250	260,310
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		200	196,437
CenturyLink, Inc. 5.125%, 12/15/2026(a)		145	138,752
Consolidated Communications, Inc. 6.50%, 10/01/2022		11	9,973
GTT Communications, Inc. 7.875%, 12/31/2024(a)		16	9,584
Intelsat Jackson Holdings SA 5.50%, 08/01/2023		130	70,221
8.50%, 10/15/2024(a)		32	18,155
9.50%, 09/30/2022(a)		64	71,047
Intrado Corp. 8.50%, 10/15/2025(a)		37	25,837
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027(a)		32	30,583
Sprint Corp. 7.625%, 02/15/2025-03/01/2026		247	288,429
7.875%, 09/15/2023		176	197,711
T-Mobile USA, Inc. 4.50%, 02/01/2026		290	298,937
6.00%, 04/15/2024		12	12,246
Telecom Italia Capital SA 7.20%, 07/18/2036		81	91,779
7.721%, 06/04/2038		27	31,373

abfunds.com	AB UNCONSTRAINED BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	60	$58,261
6.125%, 03/01/2028(a)		41	38,633

			1,848,268

Consumer Cyclical - Automotive – 1.7%
Adient US LLC 9.00%, 04/15/2025(a)		62	64,652
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		52	50,407
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		50	38,107
Dana, Inc. 5.375%, 11/15/2027		42	37,211
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		21	14,752
Exide Technologies (Exchange Priority) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(b)(d)(e)(f)		98	29,500
(First Lien) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(b)(d)(e)(f)		33	– 0	–
Ford Motor Co. 8.50%, 04/21/2023		523	522,501
9.00%, 04/22/2025		43	41,862
Ford Motor Credit Co. LLC 3.087%, 01/09/2023		200	180,189
4.063%, 11/01/2024		240	210,275
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)	EUR	100	72,886
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(b)		100	98,001
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	68	66,850
Navistar International Corp. 6.625%, 11/01/2025(a)		19	16,280
9.50%, 05/01/2025(a)		64	67,152
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.25%, 05/15/2026(a)		22	22,124
8.50%, 05/15/2027(a)		30	25,413
Tenneco, Inc. 5.00%, 07/15/2026		50	22,870
Titan International, Inc. 6.50%, 11/30/2023		57	26,381

20 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Truck Hero, Inc. 8.50%, 04/21/2024(a)	U.S.$	79	$65,547

			1,672,960

Consumer Cyclical - Entertainment – 0.4%
AMC Entertainment Holdings, Inc. 5.875%, 11/15/2026		30	6,685
Cedar Fair LP 5.25%, 07/15/2029(a)		24	20,615
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		98	98,000
Constellation Merger Sub, Inc. 8.50%, 09/15/2025(a)		10	6,192
Mattel, Inc. 6.75%, 12/31/2025(a)		46	46,710
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		89	57,157
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		34	33,904
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		29	30,223
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		19	19,618
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		57	38,312
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		81	63,807

			421,223

Consumer Cyclical - Other – 1.6%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		81	74,525
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025(a)		38	31,692
Beazer Homes USA, Inc. 7.25%, 10/15/2029		46	35,689
Boyd Gaming Corp. 4.75%, 12/01/2027(a)		45	38,514
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		21	17,315
6.25%, 09/15/2027(a)		72	66,240
Eldorado Resorts, Inc. 6.00%, 04/01/2025		8	7,852

abfunds.com	AB UNCONSTRAINED BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)	U.S.$	106	$102,471
Forestar Group, Inc. 5.00%, 03/01/2028(a)		10	8,745
8.00%, 04/15/2024(a)		38	37,462
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		27	25,735
5.125%, 05/01/2026		100	98,801
5.375%, 05/01/2025(a)		7	6,994
5.75%, 05/01/2028(a)		8	8,055
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		71	65,106
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		22	21,103
KB Home 4.80%, 11/15/2029		20	18,549
7.00%, 12/15/2021		16	16,554
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 09/15/2026		44	41,994
Mattamy Group Corp. 4.625%, 03/01/2030(a)		99	88,321
MGM Resorts International 5.50%, 04/15/2027		76	69,779
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		43	37,528
7.00%, 05/15/2028(a)		60	43,282
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		190	164,021
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		85	77,044
5.875%, 06/15/2027(a)		37	34,022
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		69	64,904
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(a)		35	27,527
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		84	71,371
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(a)		49	45,097
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		133	118,051

			1,564,343

22 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)	U.S.$	62	$60,155
5.75%, 04/15/2025(a)		46	48,473
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		44	34,681
8.75%, 10/01/2025(a)		25	14,427
IRB Holding Corp. 6.75%, 02/15/2026(a)		51	42,513
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		65	66,270
7.75%, 04/01/2025(a)		66	72,062

			338,581

Consumer Cyclical - Retailers – 0.6%
Asbury Automotive Group, Inc. 4.50%, 03/01/2028(a)		14	11,743
4.75%, 03/01/2030(a)		10	8,369
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		18	18,309
FirstCash, Inc. 5.375%, 06/01/2024(a)		16	15,786
Group 1 Automotive, Inc. 5.00%, 06/01/2022		10	9,623
L Brands, Inc. 6.875%, 11/01/2035		130	96,304
Penske Automotive Group, Inc. 5.50%, 05/15/2026		16	14,838
5.75%, 10/01/2022		16	15,479
PetSmart, Inc. 7.125%, 03/15/2023(a)		92	88,073
Rite Aid Corp. 6.125%, 04/01/2023(a)		21	19,184
7.50%, 07/01/2025(a)		91	89,597
Staples, Inc. 7.50%, 04/15/2026(a)		126	98,546
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		36	34,652
William Carter Co. (The) 5.625%, 03/15/2027(a)		93	94,216

			614,719

Consumer Non-Cyclical – 2.1%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023(a)		150	139,266
Air Methods Corp. 8.00%, 05/15/2025(a)		7	4,145

abfunds.com	AB UNCONSTRAINED BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	U.S.$	116	$117,057
5.75%, 03/15/2025		10	10,287
6.625%, 06/15/2024		4	4,116
Avantor, Inc. 9.00%, 10/01/2025(a)		36	39,086
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		275	303,021
Bausch Health Cos., Inc. 5.50%, 11/01/2025(a)		27	28,050
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 04/15/2025(a)		38	37,949
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		95	89,281
6.625%, 02/15/2025(a)		72	66,660
8.625%, 01/15/2024(a)		30	29,402
DaVita, Inc. 5.125%, 07/15/2024		159	161,311
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		91	30,493
Fresh Market, Inc. (The) 9.75%, 05/01/2023(a)		13	8,258
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(a)		70	60,898
HCA, Inc. 7.58%, 09/15/2025		65	73,665
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027(a)		25	25,490
Immucor, Inc. 11.125%, 02/15/2022(a)		30	27,000
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(a)		60	52,098
LifePoint Health, Inc. 4.375%, 02/15/2027(a)		18	16,922
6.75%, 04/15/2025(a)		25	25,748
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)		28	7,166
MEDNAX, Inc. 6.25%, 01/15/2027(a)		27	24,438
Newell Brands, Inc. 4.70%, 04/01/2026		60	60,584
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		40	40,709
Post Holdings, Inc. 4.625%, 04/15/2030(a)		124	121,702
5.50%, 12/15/2029(a)		134	135,056

24 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Radiology Partners, Inc. 9.25%, 02/01/2028(a)	U.S.$	45	$42,860
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		71	75,929
Tenet Healthcare Corp. 6.25%, 02/01/2027(a)		72	70,928
6.75%, 06/15/2023		62	61,907
7.50%, 04/01/2025(a)		54	58,047
US Renal Care, Inc. 10.625%, 07/15/2027(a)		14	13,862
Vizient, Inc. 6.25%, 05/15/2027(a)		16	16,796

			2,080,187

Energy – 3.0%
Antero Resources Corp. 5.375%, 11/01/2021		52	46,552
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		24	11,080
Callon Petroleum, Co. 6.25%, 04/15/2023		62	12,754
Cheniere Energy Partners LP 4.50%, 10/01/2029(a)		38	35,075
5.25%, 10/01/2025		4	3,822
Crescent Point Energy Corp. 5.13%, 04/14/2021(d)(e)(g)		750	729,975
Denbury Resources, Inc. 9.25%, 03/31/2022(a)		43	7,798
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(h)(i)		109	11,365
5.75%, 10/15/2039(h)(i)		45	4,760
EnLink Midstream Partners LP 4.15%, 06/01/2025		33	20,513
4.40%, 04/01/2024		10	6,282
4.85%, 07/15/2026		92	56,287
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(g)(h)(i)		127	50
8.00%, 11/29/2024(a)(h)(i)		24	284
EQM Midstream Partners LP Series 10Y 5.50%, 07/15/2028		53	47,131
EQT Corp. 3.00%, 10/01/2022		33	31,136
6.125%, 02/01/2025		35	33,558

abfunds.com	AB UNCONSTRAINED BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024	U.S.$	103	$87,389
Global Partners LP/GLP Finance Corp. 7.00%, 08/01/2027		42	33,782
Gulfport Energy Corp. 6.00%, 10/15/2024		158	78,571
6.375%, 05/15/2025-01/15/2026		98	45,503
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		120	111,572
HighPoint Operating Corp. 7.00%, 10/15/2022		57	16,875
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(a)		83	45,838
Indigo Natural Resources LLC 6.875%, 02/15/2026(a)		98	91,010
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		49	18,162
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		43	16,195
7.50%, 01/15/2028(a)		24	9,585
Nabors Industries, Inc. 5.75%, 02/01/2025		30	6,840
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		83	56,232
Occidental Petroleum Corp. 2.70%, 08/15/2022-02/15/2023		393	340,633
5.55%, 03/15/2026		218	169,806
6.20%, 03/15/2040		101	71,910
Parkland Fuel Corp. 6.00%, 04/01/2026(a)		135	130,866
QEP Resources, Inc. 5.25%, 05/01/2023		64	21,440
Range Resources Corp. 5.00%, 03/15/2023		10	8,935
5.875%, 07/01/2022		3	2,667
SandRidge Energy, Inc. 8.125%, 10/15/2022(d)(e)(g)(h)		665	– 0	–
SM Energy Co. 6.125%, 11/15/2022		34	14,107
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		41	39,360
5.875%, 03/15/2028		81	77,117
6.00%, 04/15/2027		4	3,806

26 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	U.S.$	50	$44,895
Transocean, Inc. 6.80%, 03/15/2038		82	17,356
7.25%, 11/01/2025(a)		20	7,582
8.00%, 02/01/2027(a)		92	36,601
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		100	52,920
Western Midstream Operating LP 3.10%, 02/01/2025		55	50,151
3.95%, 06/01/2025		27	23,990
4.00%, 07/01/2022		29	28,270
4.05%, 02/01/2030		40	36,500
4.50%, 03/01/2028		71	62,477
4.65%, 07/01/2026		28	24,955
4.75%, 08/15/2028		9	7,920
5.45%, 04/01/2044		17	12,729
Whiting Petroleum Corp. 6.25%, 04/01/2023(h)(i)		20	2,044

			2,965,013

Other Industrial – 0.2%
IAA, Inc. 5.50%, 06/15/2027(a)		27	26,977
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		33	28,272
Laureate Education, Inc. 8.25%, 05/01/2025(a)		39	39,835
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		47	44,624
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		21	20,865

			160,573

Services – 0.8%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)		8	6,147
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		17	17,582
9.75%, 07/15/2027(a)		53	54,410
Aptim Corp. 7.75%, 06/15/2025(a)		79	26,042
APX Group, Inc. 7.875%, 12/01/2022		110	104,709

abfunds.com	AB UNCONSTRAINED BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aramark Services, Inc. 6.375%, 05/01/2025(a)	U.S.$	82	$85,274
Carriage Services, Inc. 6.625%, 06/01/2026(a)		11	10,945
Garda World Security Corp. 4.625%, 02/15/2027(a)		40	38,911
9.50%, 11/01/2027(a)		35	34,962
Korn Ferry 4.625%, 12/15/2027(a)		62	58,249
Monitronics International, Inc. Zero Coupon, 04/01/2020(d)(e)(g)(h)(j)		33	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		27	26,504
5.75%, 04/15/2026(a)		30	29,599
6.25%, 01/15/2028(a)		126	112,904
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		25	25,250
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		54	50,270
9.25%, 04/15/2025(a)		13	13,727
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		38	39,581

			735,066

Technology – 0.7%
Ascend Learning LLC 6.875%, 08/01/2025(a)		35	34,744
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		73	65,498
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		27	27,110
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 03/01/2025(a)		13	12,857
CommScope, Inc. 5.50%, 06/15/2024(a)		104	93,434
6.00%, 03/01/2026(a)		66	66,138
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		97	100,894
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 07/15/2023(a)		14	2,768
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho 10.00%, 11/30/2024(a)		18	18,943

28 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NCR Corp. 5.75%, 09/01/2027(a)	U.S.$	30	$30,062
6.125%, 09/01/2029(a)		23	22,962
8.125%, 04/15/2025(a)		29	30,748
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		8	7,858
8.25%, 02/01/2028(a)		6	5,900
Rackspace Hosting, Inc. 8.625%, 11/15/2024(a)		47	46,433
Riverbed Technology, Inc. 8.875%, 03/01/2023(a)		14	8,478
Science Applications International Corp. 4.875%, 04/01/2028(a)		14	13,746
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		95	94,514

			683,087

Transportation - Services – 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		13	7,556
Europcar Mobility Group 4.00%, 04/30/2026	EUR	150	99,728
Herc Holdings, Inc. 5.50%, 07/15/2027(a)	U.S.$	21	19,905
Hertz Corp. (The) 6.00%, 01/15/2028(a)		106	18,380
7.125%, 08/01/2026(a)		2	432
United Rentals North America, Inc. 5.50%, 07/15/2025-05/15/2027		80	80,826
6.50%, 12/15/2026		109	113,164
XPO Logistics, Inc. 6.75%, 08/15/2024(a)		52	53,620

			393,611

			19,413,039

Financial Institutions – 2.2%
Banking – 0.5%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		103	76,536
Banco Bilbao Vizcaya Argentaria SA 5.875%, 09/24/2023(a)(k)	EUR	200	204,773
Banco Santander SA 6.75%, 04/25/2022(a)(k)		200	217,270

			498,579

abfunds.com	AB UNCONSTRAINED BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.1%
Lehman Brothers Holdings, Inc. Zero Coupon, 05/25/2010-01/12/2012(g)(h)(j)	U.S.$	875	$9,800
LPL Holdings, Inc. 5.75%, 09/15/2025(a)		29	28,650
NFP Corp. 8.00%, 07/15/2025(a)		52	49,534

			87,984

Finance – 0.5%
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		48	41,114
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		82	66,123
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		27	23,748
goeasy Ltd. 5.375%, 12/01/2024(a)		39	34,869
Navient Corp. 5.875%, 03/25/2021		5	4,922
6.50%, 06/15/2022		60	58,128
6.625%, 07/26/2021		18	17,900
7.25%, 09/25/2023		65	62,320
SLM Corp. 5.125%, 04/05/2022		31	28,069
Springleaf Finance Corp. 6.875%, 03/15/2025		76	71,854
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		53	39,876

			448,923

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		80	71,780
8.125%, 02/15/2024(a)		8	8,236
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		62	61,841
Centene Corp. 4.25%, 12/15/2027(a)		125	130,765
Genworth Holdings, Inc. 7.20%, 02/15/2021		66	61,564
HUB International Ltd. 7.00%, 05/01/2026(a)		40	39,822
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a)(b)		199	166,808

			540,816

30 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Intrum AB 3.50%, 07/15/2026(a)	EUR	101	$84,259

REITS – 0.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	87	69,574
GEO Group, Inc. (The) 6.00%, 04/15/2026		47	35,253
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		142	139,121
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		55	55,879
5.75%, 02/01/2027		92	93,213
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		146	102,077

			495,117

			2,155,678

Utility – 0.3%
Electric – 0.3%
Calpine Corp. 5.125%, 03/15/2028(a)		195	190,115
NRG Energy, Inc. 6.625%, 01/15/2027		27	28,823
Talen Energy Supply LLC 6.50%, 06/01/2025		75	51,763
7.25%, 05/15/2027(a)		43	42,552

			313,253

Total Corporates – Non-Investment Grade (cost $24,198,647)			21,881,970

GOVERNMENTS – TREASURIES – 20.0%
Indonesia – 1.2%
Indonesia Treasury Bond Series FR82 7.00%, 09/15/2030	IDR	19,194,000	1,204,544

United States – 18.8%
U.S. Treasury Bonds 3.00%, 02/15/2049(l)	U.S.$	5,530	7,834,455

abfunds.com	AB UNCONSTRAINED BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 1.625%, 05/15/2026(l)(m)	U.S.$	9,835	$10,514,230

			18,348,685

Total Governments – Treasuries (cost $18,353,025)			19,553,229

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0%
Risk Share Floating Rate – 8.8%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.837% (LIBOR 1 Month + 1.35%), 08/25/2028(a)(n)		228	218,502
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.787% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(n)		133	121,359
Eagle RE Ltd. Series 2018-1, Class M1 2.187% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(n)		160	152,326
Federal Home Loan Mortgage Corp. Series 2014-DN3, Class M3 4.488% (LIBOR 1 Month + 4.00%), 08/25/2024(n)		2,198	1,745,396
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class B 9.688% (LIBOR 1 Month + 9.20%), 10/25/2027(n)		495	420,202
Series 2015-HQ1, Class B 11.237% (LIBOR 1 Month + 10.75%), 03/25/2025(n)		1,136	790,981
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 2M2 5.487% (LIBOR 1 Month + 5.00%), 11/25/2024(n)		674	588,294
Series 2015-C01, Class 1M2 4.787% (LIBOR 1 Month + 4.30%), 02/25/2025(n)		391	310,284
Series 2015-C02, Class 1M2 4.487% (LIBOR 1 Month + 4.00%), 05/25/2025(n)		482	389,881
Series 2015-C03, Class 1M2 5.487% (LIBOR 1 Month + 5.00%), 07/25/2025(n)		375	275,655

32 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 2M2 5.487% (LIBOR 1 Month + 5.00%), 07/25/2025(n)	U.S.$	1,860	$1,416,684
Series 2015-C04, Class 1M2 6.187% (LIBOR 1 Month + 5.70%), 04/25/2028(n)		605	611,491
Series 2015-C04, Class 2M2 6.037% (LIBOR 1 Month + 5.55%), 04/25/2028(n)		758	765,765
Series 2016-C02, Class 1M2 6.487% (LIBOR 1 Month + 6.00%), 09/25/2028(n)		552	562,035
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.437% (LIBOR 1 Month + 2.00%), 03/27/2024(f)(n)		282	220,905

			8,589,760

Non-Agency Fixed Rate – 3.0%
Alternative Loan Trust Series 2005-86CB, Class A8 5.50%, 02/25/2036		376	303,922
Series 2006-24CB, Class A1 6.00%, 08/25/2036		600	422,882
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		342	297,102
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 01/26/2038(f)		1,874	1,396,377
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A5S 6.00%, 02/25/2047		671	374,254
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.523%, 09/25/2035		191	152,862

			2,947,399

Agency Fixed Rate – 1.0%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(o)		1,870	337,559
Series 2016-33, Class NI 5.00%, 07/25/2034(o)		3,626	654,361

			991,920

abfunds.com	AB UNCONSTRAINED BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.677% (LIBOR 1 Month + 0.19%), 12/25/2036(n)	U.S.$	421	$190,434

Total Collateralized Mortgage Obligations (cost $15,105,490)			12,719,513

INFLATION-LINKED SECURITIES – 10.2%
United States – 10.2%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)(l)(p) (cost $9,345,888)		9,456	9,925,935

CORPORATES – INVESTMENT GRADE – 7.4%
Industrial – 3.7%
Basic – 0.9%
Equate Petrochemical BV 3.00%, 03/03/2022(a)		653	652,184
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		223	228,854

			881,038

Consumer Cyclical - Automotive – 0.2%
General Motors Co. 4.875%, 10/02/2023		27	26,511
General Motors Financial Co., Inc. 3.25%, 01/05/2023		15	14,234
3.70%, 05/09/2023		16	15,340
4.25%, 05/15/2023		19	18,612
4.30%, 07/13/2025		13	12,218
5.10%, 01/17/2024		18	17,746
5.25%, 03/01/2026		7	6,737
5.65%, 01/17/2029		42	40,381
Lear Corp. 3.80%, 09/15/2027		44	40,810

			192,589

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)		118	123,263
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		24	21,633

			144,896

34 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.5%
Lennar Corp. 4.75%, 11/29/2027	U.S.$	27	$27,842
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		13	13,591
MDC Holdings, Inc. 6.00%, 01/15/2043		116	112,541
PulteGroup, Inc. 5.00%, 01/15/2027		62	64,381
6.00%, 02/15/2035		9	9,531
Standard Industries, Inc./NJ 5.375%, 11/15/2024(a)		130	131,521
Toll Brothers Finance Corp. 4.875%, 03/15/2027		113	114,446

			473,853

Consumer Cyclical - Retailers – 0.0%
Nordstrom, Inc. 8.75%, 05/15/2025(a)		11	11,752

Consumer Non-Cyclical – 0.0%
Sysco Corp. 5.65%, 04/01/2025		11	12,335
5.95%, 04/01/2030		8	9,429

			21,764

Energy – 0.7%
Apache Corp. 4.25%, 01/15/2030		115	89,224
4.375%, 10/15/2028		43	34,372
5.35%, 07/01/2049		53	37,321
Energy Transfer Operating LP 4.50%, 04/15/2024		57	56,579
Marathon Petroleum Corp. 4.50%, 05/01/2023		33	33,060
4.70%, 05/01/2025		30	30,212
MPLX LP 4.875%, 06/01/2025		60	58,502
ONEOK, Inc. 2.20%, 09/15/2025		66	57,180
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(a)		62	53,199
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		29	27,306
4.50%, 12/15/2026		22	20,260
4.65%, 10/15/2025		37	34,976

abfunds.com	AB UNCONSTRAINED BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	U.S.$	5	$4,685
WPX Energy, Inc. 4.50%, 01/15/2030		117	95,872

			632,748

Services – 0.3%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		31	31,682
7.00%, 05/01/2025(a)		300	306,492

			338,174

Technology – 0.5%
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(a)		26	28,305
Ingram Micro, Inc. 5.45%, 12/15/2024		21	20,187
International Business Machines Corp. 0.875%, 01/31/2025	EUR	219	245,580
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)	U.S.$	61	61,714
Western Digital Corp. 4.75%, 02/15/2026		105	107,242

			463,028

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		76	78,021
Southwest Airlines Co. 4.75%, 05/04/2023		28	27,799
5.25%, 05/04/2025		273	271,852

			377,672

Transportation - Services – 0.0%
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		4	2,910
3.875%, 05/01/2023(a)		13	10,793
4.375%, 01/30/2024(a)		30	27,130

			40,833

			3,578,347

Financial Institutions – 2.8%
Banking – 1.3%
Ally Financial, Inc. 5.80%, 05/01/2025		47	50,098
CIT Group, Inc. 5.25%, 03/07/2025		9	8,966
Citigroup, Inc. Series T 6.25%, 08/15/2026(k)		69	73,319
Series U 5.00%, 09/12/2024(k)		135	121,902

36 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Danske Bank A/S Series E 5.875%, 04/06/2022(a)(k)	EUR	200	$222,264
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)	U.S.$	97	87,592
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(k)		119	111,456
Series HH 4.60%, 02/01/2025(k)		59	53,104
Morgan Stanley Series G 5.50%, 07/24/2020		175	176,646
National Westminster Bank PLC 1.814% (EURIBOR 3 Month + 2.15%), 07/05/2020(k)(n)	EUR	200	181,561
Royal Bank of Scotland Group PLC Series U 3.77% (LIBOR 3 Month + 2.32%), 09/30/2027(k)(n)	U.S.$	100	87,091
Wells Fargo & Co. Series S 5.90%, 06/15/2024(k)		154	156,669

			1,330,668

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(k)		30	30,937

Finance – 0.1%
Air Lease Corp. 2.25%, 01/15/2023		44	41,025
3.625%, 04/01/2027-12/01/2027		34	29,010

			70,035

Insurance – 1.1%
Aetna, Inc. 6.75%, 12/15/2037		257	356,093
Centene Corp. 4.625%, 12/15/2029(a)		124	135,724
4.75%, 01/15/2025(a)		18	18,545
5.25%, 04/01/2025(a)		61	63,219
5.375%, 08/15/2026(a)		27	28,744
Cigna Holding Co. 5.125%, 06/15/2020		90	90,330
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		77	84,976

abfunds.com	AB UNCONSTRAINED BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	165	$274,057

			1,051,688

REITS – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		41	41,810
Weyerhaeuser Co. 7.375%, 03/15/2032		204	271,414

			313,224

			2,796,552

Utility – 0.9%
Natural Gas – 0.9%
GNL Quintero SA 4.634%, 07/31/2029(a)		836	865,260

Total Corporates – Investment Grade (cost $6,977,037)			7,240,159

GOVERNMENTS – SOVEREIGN BONDS – 2.9%
Hungary – 0.2%
Hungary Government International Bond 6.375%, 03/29/2021		208	216,274

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032		247	248,729

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		114	115,710

Qatar – 1.3%
Qatar Government International Bond 3.40%, 04/16/2025(a)		432	459,675
3.875%, 04/23/2023(a)		800	848,064

			1,307,739

Saudi Arabia – 0.7%
Saudi Government International Bond 3.25%, 10/26/2026(a)		661	681,491

United Arab Emirates – 0.3%
Abu Dhabi Government International Bond 3.875%, 04/16/2050(a)		232	246,498

Total Governments – Sovereign Bonds (cost $2,710,178)			2,816,441

38 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Shares		U.S. $ Value

INVESTMENT COMPANIES – 2.7%
Funds and Investment Trusts – 2.7%
iShares MSCI Emerging Markets ETF(q) (cost $2,970,899)		70,618		$2,587,444

		Principal Amount (000)
BANK LOANS – 2.3%
Industrial – 2.2%
Basic – 0.0%
Arconic Corporation 3.24% (LIBOR 1 Month + 2.75%), 03/25/2027(e)(r)	U.S.$	20		19,800
Nouryon Finance B.V. (fka AkzoNobel) 3.864% (LIBOR 1 Month + 3.00%), 10/01/2025(r)		17		15,278

				35,078

Capital Goods – 0.3%
BWay Holding Company 4.561% (LIBOR 3 Month + 3.25%), 04/03/2024(r)		218		186,486
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(e)(r)		82		66,088
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.77% (LIBOR 3 Month + 2.50%), 09/27/2025(e)(r)		15		12,971

				265,545

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 4.203% (LIBOR 2 Month + 3.50%), 08/21/2026 (r)		0	**	39
4.260% (LIBOR 3 Month + 3.50%), 08/21/2026(r)		18		15,475
Diamond Sports Group, LLC 3.82% (LIBOR 1 Month + 3.25%), 08/24/2026(r)		37		30,277
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.404% (LIBOR 1 Month + 3.00%), 05/01/2026(r)		50		44,569
Univision Communications Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(r)		108		94,798

				185,158

abfunds.com	AB UNCONSTRAINED BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Panther BF Aggregator 2 L P 3.904% (LIBOR 1 Month + 3.50%), 04/30/2026(r)	U.S.$	100		$89,849

Consumer Cyclical - Entertainment – 0.0%
Motion Acquisition Limited 4.322% (LIBOR 3 Month + 3.25%), 11/12/2026 (r)		23		19,951
4.700% (LIBOR 3 Month + 3.25%), 11/12/2026(r)		0	**	50

				20,001

Consumer Cyclical - Other – 0.2%
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(r)		161		158,951
Stars Group Holdings B.V. 4.95% (LIBOR 3 Month + 3.50%), 07/10/2025(e)(r)		17		16,531

				175,482

Consumer Cyclical - Restaurants – 0.0%
Whatabrands LLC 3.732% (LIBOR 1 Month + 2.75%), 07/31/2026(r)		23		21,125

Consumer Cyclical - Retailers – 0.1%
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(r)		72		69,657
Specialty Building Products Holdings, LLC 6.154% (LIBOR 1 Month + 5.75%), 10/01/2025(r)		77		65,586

				135,243

Consumer Non-Cyclical – 0.5%
Aldevron, L.L.C. 5.70% (LIBOR 3 Month + 4.25%), 10/12/2026(r)		88		85,441
BI-LO, LLC 9.065% (LIBOR 2 Month + 8.00%), 05/31/2024(r)		65		61,138
9.314% (LIBOR 3 Month + 8.00%), 05/31/2024 (r)		64		60,568
9.737% (LIBOR 3 Month + 8.00%), 05/31/2024(r)		67		63,495

40 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Envision Healthcare Corporation 4.154% (LIBOR 1 Month + 3.75%), 10/10/2025(r)	U.S.$	49	$33,739
Froneri International Limited 5.75% (LIBOR 1 Month + 5.75%), 01/31/2028(e)(r)		10	9,425
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.154% (LIBOR 1 Month + 3.75%), 11/16/2025(r)		59	54,192
U.S. Renal Care, Inc. 5.438% (LIBOR 1 Month + 5.00%), 06/26/2026(r)		119	112,572

			480,570

Energy – 0.2%
California Resources Corporation 11.988% (LIBOR 3 Month + 10.38%), 12/31/2021(r)		263	9,375
Chesapeake Energy Corporation 9.00% (LIBOR 2 Month + 8.00%), 06/24/2024(r)		82	28,973
CITGO Petroleum Corporation 6.00% (LIBOR 2 Month + 5.00%), 03/28/2024(e)(r)		44	38,879
Triton Solar US Acquisition Co. 7.072% (LIBOR 3 Month + 6.00%), 10/29/2024(r)		151	123,969

			201,196

Other Industrial – 0.1%
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%),(g)(r)		32	19,302
8.950% (LIBOR 3 Month + 7.50%), 09/02/2024(g)(r)		4	2,436
Dealer Tire, LLC 4.654% (LIBOR 1 Month + 4.25%), 12/12/2025(e)(r)		20	17,456

			39,194

Services – 0.1%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.654% (LIBOR 1 Month + 4.25%), 07/10/2026(r)		16	15,147
Amentum Government Services Holdings LLC 4.404% (LIBOR 1 Month + 4.00%), 01/29/2027(r)		20	19,050

abfunds.com	AB UNCONSTRAINED BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Garda World Security Corporation 6.39% (LIBOR 3 Month + 4.75%), 10/30/2026(r)	U.S.$	12	$11,720
Parexel International Corporation 3.154% (LIBOR 1 Month + 2.75%), 09/27/2024(r)		14	12,419
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 3.654% (LIBOR 1 Month + 3.25%), 10/01/2025(r)		22	21,712
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(r)		40	29,009

			109,057

Technology – 0.4%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 4.50%), 02/11/2026(e)(r)		83	76,805
Avaya Inc. 5.064% (LIBOR 1 Month + 4.25%), 12/15/2024(r)		27	23,834
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.654% (LIBOR 1 Month + 4.25%), 10/02/2025(r)		138	118,980
Pitney Bowes Inc. 5.91% (LIBOR 1 Month + 5.50%), 01/17/2025(r)		62	53,010
Presidio Holdings Inc. 4.27% (LIBOR 3 Month + 3.50%), 01/22/2027(r)		16	14,811
Veritas US Inc. 5.95% (LIBOR 3 Month + 4.50%), 01/27/2023(r)		88	76,144

			363,584

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 04/29/2023(s)		10	9,946

			2,131,028

Financial Institutions – 0.1%
Finance – 0.1%
Ellie Mae, Inc. 5.20% (LIBOR 3 Month + 3.75%), 04/17/2026(r)		57	53,507

42 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jefferies Finance LLC 3.688% (LIBOR 1 Month + 3.25%), 06/03/2026(r)	U.S.$	16	$14,054

			67,561

Total Bank Loans (cost $2,724,990)			2,198,589

		Notional Amount
OPTIONS PURCHASED – CALLS – 2.1%
Options on Indices – 2.0%
S&P 500 Index Expiration: Jun 2020; Contracts: 22; Exercise Price: USD 2,650.00; Counterparty: Goldman Sachs International(h)	USD	58,300	675,840
S&P 500 Index Expiration: Jun 2020; Contracts: 65; Exercise Price: USD 2,800.00; Counterparty: Goldman Sachs International(h)		182,000	1,244,100

			1,919,940

Swaptions – 0.1%
IRS Swaption Expiration: Jun 2020; Contracts: 9,630,000; Exercise Rate: 0.48%; Counterparty: Bank of America, NA(h)		9,630,000	78,492

Total Options Purchased – Calls (premiums paid $868,743)			1,998,432

		Principal Amount (000)
EMERGING MARKETS – SOVEREIGNS – 1.7%
Argentina – 0.1%
Argentine Republic Government International Bond 5.875%, 01/11/2028	U.S.$	184	45,080
6.875%, 01/26/2027-01/11/2048		297	71,211
Series NY 3.75%, 12/31/2038		89	28,006

			144,297

Costa Rica – 0.3%
Costa Rica Government International Bond 7.158%, 03/12/2045(a)		360	277,987

abfunds.com	AB UNCONSTRAINED BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ecuador – 0.1%
Ecuador Government International Bond 9.65%, 12/13/2026(a)(h)(i)	U.S.$	275	$77,138

Gabon – 0.3%
Gabon Government International Bond 6.95%, 06/16/2025(a)		360	255,375

Guatemala – 0.4%
Guatemala Government Bond 5.375%, 04/24/2032(a)		395	401,912

Ivory Coast – 0.3%
Ivory Coast Government International Bond 6.625%, 03/22/2048(a)	EUR	310	270,816

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048(a)	U.S.$	235	195,711

Total Emerging Markets – Sovereigns (cost $2,255,127)			1,623,236

COVERED BONDS – 1.4%
Stadshypotek AB Series 1588 1.50%, 03/01/2024(a) (cost $1,407,809)	SEK	13,000	1,395,491

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	200	202,646

Malaysia – 0.3%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)		266	290,386

United Arab Emirates – 0.8%
MDGH – GMTN BV 3.70%, 11/07/2049(a)		800	771,163

United States – 0.0%
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		18	16,188

Total Quasi-Sovereigns (cost $1,283,632)			1,280,383

44 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Fixed Rate CMBS – 0.5%
DBUBS Mortgage Trust Series 2011-LC2A, Class E 5.714%, 07/10/2044(a)	U.S.$	600	$514,929

Non-Agency Floating Rate CMBS – 0.5%
BHMS Series 2018-ATLS, Class A 2.064% (LIBOR 1 Month + 1.25%), 07/15/2035(f)(n)		486	448,603

Total Commercial Mortgage-Backed Securities (cost $1,035,164)			963,532

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.6%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(f)		70	69,754
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d)(e)(f)		15	421,408
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048(f)		82	78,685

			569,847

Autos - Fixed Rate – 0.4%
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		350	364,853

Total Asset-Backed Securities (cost $2,006,123)			934,700

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.6%
Swaptions – 0.5%
IRS Swaption Expiration: Sep 2020; Contracts: 12,860,000; Exercise Rate: 1.23%; Counterparty: JPMorgan Chase Bank, NA(h)	USD	12,860,000	232,260

abfunds.com	AB UNCONSTRAINED BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

IRS Swaption Expiration: Oct 2020; Contracts: 6,950,000; Exercise Rate: 1.02%; Counterparty: Bank of America, NA(h)	USD	6,950,000	$241,998

			474,258

Options on Indices – 0.1%
S&P 500 Index Expiration: Jun 2020; Contracts: 3,625; Exercise Price: USD 2,300.00; Counterparty: Goldman Sachs International(h)		8,337,500	62,488
S&P 500 Index Expiration: Jun 2020; Contracts: 3,800; Exercise Price: USD 2,300.00; Counterparty: Goldman Sachs International(h)		8,740,000	65,504

			127,992

Total Options Purchased – Puts (premiums paid $1,334,951)			602,250

		Principal Amount (000)
EMERGING MARKETS – CORPORATE BONDS – 0.5%
Industrial – 0.4%
Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.50%, 10/01/2027(a)	U.S.$	211	204,604

Consumer Non-Cyclical – 0.2%
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 03/14/2026(a)		225	216,985
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f)(h)(j)		804	6,913

			223,898

			428,502

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)		60	59,601

Total Emerging Markets – Corporate Bonds (cost $945,217)			488,103

46 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

COMMON STOCKS – 0.3%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Golden Energy Offshore Services AS(g)(h)		757,891	$93,950
Paragon Offshore Ltd. – Class B(e)(g)(h)		4,955	52,028
Paragon Offshore Ltd. – Class A(e)(g)(h)		3,303	330

			146,308

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(h)		5,422	53,895
Monitronics International, Inc.(d)(e)(g)(h)		1,229	6,630

			60,525

Health Care – 0.0%
Pharmaceuticals – 0.0%
Horizon Therapeutics PLC(h)		1,344	48,438

Communication Services – 0.0%
Media – 0.0%
Clear Channel Outdoor Holdings, Inc.(h)		6,303	6,081
iHeartMedia, Inc. – Class A(g)(h)		2,651	18,610

			24,691

Consumer Discretionary – 0.0%
Auto Components – 0.0%
ATD New Holdings, Inc.(e)(g)(h)		1,311	19,337
Exide Corp.(d)(e)(g)		55,924	– 0	–

			19,337

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc.(h)		48	116

Total Common Stocks (cost $1,610,924)			299,415

		Principal Amount (000)
EMERGING MARKETS – TREASURIES – 0.2%
South Africa – 0.2%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $181,243)	ZAR	3,869	179,467

abfunds.com	AB UNCONSTRAINED BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Alameda Corridor Transportation Authority Series 1999C 6.60%, 10/01/2029 (cost $109,448)	U.S.$	100	$126,363

		Shares
PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
CIT Group, Inc. Series B 5.625%		150	3,138
GMAC Capital Trust I Series 2 7.477%		50	1,127

			4,265

Finance – 0.0%
Air Lease Corp. Series A 6.15%		583	10,506
Navient Corp. 6.00%		50	1,020
Synchrony Financial Series A 5.625%		75	1,563

			13,089

Total Preferred Stocks (cost $12,334)			17,354

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(h)		4,331	1,516
iHeartMedia, Inc., expiring 05/01/2039(g)(h)		29	178
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(g)(h)		544	17
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(g)(h)		1,292	7

Total Warrants (cost $1,157)			1,718

48 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Comapny		Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.35%(q)(t)(u) (cost $3,050,418)		3,050,418		$3,050,418

		Principal Amount (000)
Time Deposits – 0.2%
ANZ, London 0.01%, 05/01/2020	U.S.$	204		203,551
BBH, Grand Cayman 0.01%, 05/04/2020	SGD	0	**	240
0.04%, 05/01/2020	CAD	3		1,979
Citibank, London (0.65)%, 05/04/2020	EUR	25		27,545

Total Time Deposits (cost $233,315)				233,315

Total Short-Term Investments (cost $3,283,733)				3,283,733

Total Investments – 94.4% (cost $98,721,759)				92,117,457
Other assets less liabilities – 5.6%				5,479,470

Net Assets – 100.0%				$97,596,927

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	41	June 2020	$4,400,295	$227,012
Euro STOXX 50 Index Futures	194	June 2020	6,125,386	807,128
Euro-Bund Futures	35	June 2020	6,690,219	(23,298)
Nikkei 225 (CME) Futures	70	June 2020	7,012,250	(112,000)
U.S. T-Note 2 Yr (CBT) Futures	209	June 2020	46,069,805	863,758
U.S. T-Note 10 Yr (CBT) Futures	2	June 2020	278,125	13,141

abfunds.com	AB UNCONSTRAINED BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Sold Contracts
Euro-BOBL Futures	4	June 2020	$595,923	$1,238
Long Gilt Futures	105	June 2020	18,210,480	(419,225)
NASDAQ 100 E-MINI Futures	23	June 2020	4,134,710	(751,355)
S&P 500 E-Mini Futures	21	June 2020	3,047,625	(172,411)
U.S. 10 Yr Ultra Bond Futures	65	June 2020	10,207,031	(718,046)
U.S. T-Note 5 Yr (CBT) Futures	25	June 2020	3,137,109	(391)
U.S. T-Note 10 Yr (CBT) Futures	71	June 2020	9,873,438	(466,500)
U.S. Ultra Bond (CBT) Futures	56	June 2020	12,587,750	(231,343)

				$(982,292)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	5,920	USD	4,124	05/22/2020	$(129,245)
Barclays Bank PLC	USD	537	GBP	416	05/15/2020	(13,293)
Brown Brothers Harriman & Co.	NOK	1,849	USD	194	05/14/2020	13,144
Brown Brothers Harriman & Co.	SEK	2,310	USD	246	05/14/2020	8,694
Brown Brothers Harriman & Co.	GBP	190	USD	244	05/15/2020	4,708
Brown Brothers Harriman & Co.	GBP	377	USD	462	05/15/2020	(12,396)
Brown Brothers Harriman & Co.	USD	906	GBP	767	05/15/2020	60,025
Brown Brothers Harriman & Co.	CAD	2,045	USD	1,447	05/22/2020	(21,620)
Brown Brothers Harriman & Co.	USD	238	CAD	334	05/22/2020	1,871
Brown Brothers Harriman & Co.	TRY	2,271	USD	327	05/28/2020	3,532
Brown Brothers Harriman & Co.	USD	347	TRY	2,271	05/28/2020	(23,556)
Brown Brothers Harriman & Co.	USD	285	CHF	278	05/29/2020	3,214
Brown Brothers Harriman & Co.	USD	216	CHF	206	05/29/2020	(2,276)
Brown Brothers Harriman & Co.	NZD	516	USD	313	06/04/2020	(3,280)
Brown Brothers Harriman & Co.	USD	307	NZD	516	06/04/2020	9,399
Brown Brothers Harriman & Co.	JPY	18,787	USD	174	06/05/2020	(819)
Brown Brothers Harriman & Co.	USD	277	JPY	29,996	06/05/2020	2,348
Brown Brothers Harriman & Co.	USD	738	JPY	79,069	06/05/2020	(865)
Brown Brothers Harriman & Co.	EUR	831	USD	906	06/10/2020	(4,679)

50 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	631	EUR	580	06/10/2020	$5,740
Brown Brothers Harriman & Co.	AUD	407	USD	260	06/11/2020	(5,393)
Brown Brothers Harriman & Co.	USD	83	AUD	140	06/11/2020	8,240
Brown Brothers Harriman & Co.	USD	168	MXN	4,079	06/19/2020	(82)
Citibank, NA	HUF	341,802	USD	1,053	05/20/2020	(9,575)
Citibank, NA	CHF	4,343	USD	4,617	05/29/2020	114,873
Deutsche Bank AG	BRL	2,795	USD	515	05/05/2020	1,070
Deutsche Bank AG	USD	559	BRL	2,795	05/05/2020	(44,931)
Goldman Sachs Bank USA	SEK	17,484	USD	1,837	05/14/2020	44,541
Goldman Sachs Bank USA	SEK	10,569	USD	1,058	05/14/2020	(25,866)
Goldman Sachs Bank USA	MYR	11,249	USD	2,740	08/13/2020	140,093
Goldman Sachs Bank USA	USD	2,638	MYR	11,249	08/13/2020	(37,956)
JPMorgan Chase Bank, NA	IDR	22,071,963	USD	1,456	05/05/2020	(24,010)
JPMorgan Chase Bank, NA	USD	1,411	IDR	22,071,963	05/05/2020	68,982
JPMorgan Chase Bank, NA	USD	1,953	GBP	1,518	05/15/2020	(40,428)
JPMorgan Chase Bank, NA	USD	2,040	HUF	665,427	05/20/2020	27,974
JPMorgan Chase Bank, NA	IDR	22,071,963	USD	1,378	07/23/2020	(52,590)
Morgan Stanley Capital Services LLC	BRL	2,795	USD	502	05/05/2020	(11,790)
Morgan Stanley Capital Services LLC	USD	515	BRL	2,795	05/05/2020	(1,070)
Morgan Stanley Capital Services LLC	USD	927	KRW	1,099,021	05/14/2020	(22,337)
Morgan Stanley Capital Services LLC	GBP	508	USD	595	05/15/2020	(44,966)
Morgan Stanley Capital Services LLC	USD	2,001	CHF	1,933	05/29/2020	2,569
Morgan Stanley Capital Services LLC	USD	501	BRL	2,795	06/02/2020	11,729
Morgan Stanley Capital Services LLC	JPY	265,972	USD	2,445	06/05/2020	(34,246)
Royal Bank of Scotland PLC	KRW	1,103,779	USD	933	05/14/2020	24,186
Royal Bank of Scotland PLC	CAD	757	USD	537	05/22/2020	(6,967)
Standard Chartered Bank	IDR	22,071,963	USD	1,590	05/05/2020	109,773
Standard Chartered Bank	USD	1,456	IDR	22,071,963	05/05/2020	24,010
Standard Chartered Bank	USD	2,608	SEK	26,731	05/14/2020	131,947
UBS AG	EUR	19,765	USD	21,379	06/10/2020	(296,433)

						$(48,007)

CALL OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index(v)	Goldman Sachs Bank USA	3,000	USD	2,800.00	June 2020	USD	8,400	$330,400	$(638,611)
S&P 500 Index(v)	Goldman Sachs Bank USA	2,000	USD	2,650.00	June 2020	USD	5,300	397,100	(695,945)

								$727,500	$(1,334,556)

abfunds.com	AB UNCONSTRAINED BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares JPMorgan USD Emerging Markets BOND ETF(v)	Goldman Sachs International	99,000	USD	86.00	June 2020	USD	8,514	$173,250	$(77,412)
iShares JPMorgan USD Emerging Markets BOND ETF(v)	Goldman Sachs International	103,000	USD	86.00	June 2020	USD	8,858	293,550	(80,540)
iShares IBOXX(v)	Goldman Sachs International	1,000	USD	85.00	June 2020	USD	850	471,971	(10,000)

								$938,771	$(167,952)

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	0.52%	10/28/2020	USD	6,950	$225,136	$(180,255)
OTC – 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	(0.16)	06/30/2020	USD	7,910	236,866	(195,314)
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	0.23	09/23/2020	USD	12,860	552,980	(128,776)

							$1,014,982	$(504,345)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Assured Guaranty Municipal Corp., 06/20/2024*	(1.00)%	Quarterly	0.83%	USD	22,000	$(174,715)	$(276,648)	$101,933
Assured Guaranty Municipal Corp., 06/20/2025*	(1.00)	Quarterly	1.07	USD	62,000	132,407	394,003	(261,596)

52 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00	) %	Quarterly	0.94%	USD	25,000	$(70,922)	$(556,765)	$485,843
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00)		Quarterly	0.94	USD	22,000	(62,411)	(497,764)	435,353
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00)		Quarterly	0.94	USD	15,000	(42,553)	(388,994)	346,441
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2024*	(1.00)		Quarterly	2.81	USD	25,000	1,739,984	602,576	1,137,408
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	(1.00)		Quarterly	3.09	USD	25,000	2,448,708	2,097,471	351,237
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2024*	(1.00)		Quarterly	2.95	USD	25,000	2,101,182	364,106	1,737,076
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	110	16,258	6,644	9,614
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	414	26,046	(20,911)	46,957
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	414	21,326	(25,125)	46,451
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	(2,425)	(7,457)	5,032

abfunds.com	AB UNCONSTRAINED BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00	) %	Quarterly	6.67%	USD	690	$44,528	$(33,757)	$78,285
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	552	28,418	(33,658)	62,076
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	501	20,716	(36,824)	57,540
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	516	32,450	(24,609)	57,059
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	275	20,464	(9,635)	30,099
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	692	43,499	(31,400)	74,899
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	412	21,766	(24,034)	45,800
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	412	17,066	(28,693)	45,759
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	214	11,404	(12,147)	23,551
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(0.05)		Quarterly	6.67	USD	344	25,589	(11,968)	37,557
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	(2,375)	(7,246)	4,871
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	16	2,271	951	1,320
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	15	679	(786)	1,465

54 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00	) %	Quarterly	6.67%	USD	38	$9,368	$6,083	$3,285
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	49	(8,248)	(13,796)	5,548
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	21	(1,203)	(3,596)	2,393
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	38	1,529	(1,694)	3,223
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	22	(1,212)	(3,705)	2,493
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	6	(383)	(1,108)	725
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	7	(342)	(1,203)	861
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	6	883	323	560
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	8,488	438,065	(434,083)	872,148
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	5,335	275,355	(272,854)	548,209
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	1,736	89,616	(101,732)	191,348
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	1,038	42,968	(76,528)	119,496
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	73	(5,177)	(12,648)	7,471

abfunds.com	AB UNCONSTRAINED BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00	) %	Quarterly	6.67%	USD	74	$(3,998)	$(12,187)	$8,189
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	58	3,073	(3,642)	6,715
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	54	(3,012)	(9,173)	6,161
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	53	7,871	3,185	4,686
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	477	35,433	(16,747)	52,180
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	(2,415)	(7,491)	5,076
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	415	26,106	(20,549)	46,655
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	2,305	(2,717)	5,022
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	410	25,806	(18,827)	44,633
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	1,765	(1,934)	3,699
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	44	6,465	2,769	3,696
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	358	18,898	(21,080)	39,978
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(0.05)		Quarterly	6.67	USD	37	(5,914)	(10,038)	4,124

56 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00	) %	Quarterly	6.67%	USD	341	$10,207	$(28,160)	$38,367
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	29	(4,744)	(8,005)	3,261
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	23	862	(1,460)	2,322
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	210	13,178	(9,646)	22,824
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	205	12,868	(9,506)	22,374
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	144	5,940	(9,969)	15,909
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	137	7,131	(8,281)	15,412
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	61	3,846	(3,708)	7,554
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	61	3,837	(3,586)	7,423
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	6.67	USD	57	2,372	(4,881)	7,253
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	6.61	USD	1,000	54,956	(51,830)	106,786
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	(1.00)		Quarterly	0.82	USD	22,180	(166,503)	(82,624)	(83,879)
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00)		Quarterly	0.84	USD	75,000	(586,919)	(1,389,398)	802,479

abfunds.com	AB UNCONSTRAINED BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00	) %	Quarterly	0.84%	USD	21,400	$(167,468)	$(406,847)	$239,379
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00)		Quarterly	0.84	USD	22,180	(173,572)	(305,410)	131,838
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	(1.00)		Quarterly	0.86	USD	80,010	(541,818)	(1,511,745)	969,927
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	(1.00)		Quarterly	0.96	USD	30,010	(68,400)	(824,304)	755,904
Indonesia Government International Bond, 5.875%, 03/13/2020, 06/20/2024*	(1.00)		Quarterly	1.70	USD	20,000	538,822	53,040	485,782
Indonesia Government International Bond, 5.875%, 03/13/2020, 12/20/2024*	(1.00)		Quarterly	1.88	USD	20,000	786,668	(105,051)	891,719
iTraxx Australia Series 31, 5 Year Index, 06/20/2024*	(1.00)		Quarterly	0.82	USD	75,000	(628,099)	(666,460)	38,361
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)		Quarterly	0.95	USD	75,000	(258,621)	(1,132,027)	873,406
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(1.00)		Quarterly	0.73	EUR	42,950	(577,129)	(761,184)	184,055
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	4.98	EUR	313	(2,195)	(32,011)	29,816

58 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00	) %	Quarterly	4.98%	EUR	313	$(2,195)	$(31,478)	$29,283
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	4.98	EUR	311	(2,181)	(31,339)	29,158
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00)		Quarterly	4.98	EUR	208	(1,461)	(21,302)	19,841
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(1.00)		Quarterly	0.80	EUR	15,000	(167,750)	(334,587)	166,837
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	920	(16,669)	(115,435)	98,766
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	29	(525)	250	(775)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	37	(670)	258	(928)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	38	(689)	249	(938)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	37	(670)	1,034	(1,704)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	62	(1,123)	1,343	(2,466)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)		Quarterly	4.73	EUR	37	(670)	1,756	(2,426)

abfunds.com	AB UNCONSTRAINED BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Senior Financials Series 23, 5 Year Index, 06/20/2020*	(1.00	) %	Quarterly	0.29%	EUR	10,160	$(23,604)	$(5,088)	$(18,516)
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	(1.00)		Quarterly	0.27	USD	84,590	(2,643,666)	(2,228,144)	(415,522)
Korea International Bond, 2.750%, 01/19/2027, 12/20/2024*	(1.00)		Quarterly	0.31	USD	24,590	(811,929)	(732,004)	(79,925)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	(1.00)		Quarterly	0.33	USD	62,560	(1,809,981)	(1,182,870)	(627,111)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	(1.00)		Quarterly	0.46	USD	35,060	(1,002,652)	(702,270)	(300,382)
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2024*	(1.00)		Quarterly	0.39	USD	35,060	(1,008,451)	(836,190)	(172,261)
Philippines Government International Bond, 10.625%, 03/16/2025, 06/20/2025*	(1.00)		Quarterly	0.82	USD	20,000	(209,339)	—	(209,339)
Philippines Government International Bond, 10.625%, 03/16/2025, 12/20/2024*	(1.00)		Quarterly	0.72	USD	20,000	(263,472)	(467,969)	204,497

60 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive		Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russian Government International Bond, 7.500%, 03/31/2030, 06/20/2025*	(1.00	) %	Quarterly	1.68%	USD	10,000	$325,815	$525,129	$(199,314)
Russian Government International Bond, 7.500%, 03/31/2030, 12/20/2024*	(1.00)		Quarterly	1.55	USD	10,000	246,134	(69,939)	316,073

Sale Contracts
Assured Guaranty Municipal Corp., 06/20/2024*	1.00		Quarterly	0.83	USD	22,000	174,715	501,258	(326,543)
Assured Guaranty Municipal Corp., 12/20/2024*	1.00		Quarterly	0.94	USD	62,000	175,886	83,130	92,756
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2024*	1.00		Quarterly	2.81	USD	25,000	(1,739,984)	(189,191)	(1,550,793)
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2024*	1.00		Quarterly	2.95	USD	25,000	(2,101,182)	(1,742,429)	(358,753)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00		Quarterly	6.67	USD	989	(51,066)	61,736	(112,802)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00		Quarterly	6.67	USD	1,737	(89,666)	80,891	(170,557)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00		Quarterly	6.67	USD	23,173	(1,196,042)	1,115,238	(2,311,280)

abfunds.com	AB UNCONSTRAINED BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.61%	USD	1,049	$(58,232)	$61,265	$(119,497)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	418	(23,661)	24,456	(48,117)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	418	(23,661)	23,932	(47,593)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	420	(23,114)	24,364	(47,478)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	697	(39,173)	41,180	(80,353)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	558	(37,257)	26,406	(63,663)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	506	(33,792)	23,714	(57,506)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	521	(23,599)	34,707	(58,306)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	278	(18,596)	12,143	(30,739)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	699	(39,283)	38,139	(77,422)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	417	(27,830)	17,751	(45,581)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	417	(23,552)	21,862	(45,414)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	217	(12,027)	11,704	(23,731)

62 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.61%	USD	37	$(1,498)	$2,219	$(3,717)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	415	(28,123)	17,301	(45,424)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	144	(6,220)	9,487	(15,707)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	138	(10,558)	4,733	(15,291)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	345	(19,393)	19,075	(38,468)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	482	(36,837)	15,565	(52,402)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	207	(13,672)	8,766	(22,438)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	362	(20,330)	19,733	(40,063)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	212	(11,971)	11,164	(23,135)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	62	(4,194)	3,455	(7,649)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	62	(4,786)	2,903	(7,689)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	58	(4,472)	2,729	(7,201)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	25,284	(1,390,073)	(1,658,178)	268,105

abfunds.com	AB UNCONSTRAINED BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.61%	USD	617	$(33,944)	$(57,744)	$23,800
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	6	969	1,719	(750)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	7	422	1,199	(777)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	7	1,014	1,890	(876)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	15	2,153	3,800	(1,647)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	16	(2,563)	(1,049)	(1,514)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	22	1,118	3,516	(2,398)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	23	(906)	1,331	(2,237)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	24	(1,173)	1,140	(2,313)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	29	1,678	4,583	(2,905)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	36	(1,565)	1,534	(3,099)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	348	(19,677)	18,553	(38,230)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	38	(1,652)	1,598	(3,250)

64 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.61%	USD	44	$(1,771)	$2,591	$(4,362)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	44	2,908	7,294	(4,386)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	44	2,507	6,826	(4,319)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	44	(1,770)	2,777	(4,547)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	44	(2,425)	2,555	(4,980)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	44	(1,770)	2,827	(4,597)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	51	7,527	13,135	(5,608)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	54	3,027	8,516	(5,489)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	55	(8,082)	(2,519)	(5,563)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	466	(25,646)	41,863	(67,509)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	474	(26,077)	42,191	(68,268)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	59	3,367	9,371	(6,004)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	74	(3,228)	3,118	(6,346)

abfunds.com	AB UNCONSTRAINED BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.61%	USD	74	$(3,176)	$3,322	$(6,498)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	111	(5,506)	5,780	(11,286)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.61	USD	6,468	(355,600)	422,335	(777,935)
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	1.00	Quarterly	0.82	USD	22,180	166,503	326,687	(160,184)
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.84	USD	43,580	341,039	806,838	(465,799)
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.84	USD	75,000	586,919	1,043,772	(456,853)
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	1.00	Quarterly	0.96	USD	10,010	22,815	197,652	(174,837)
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	1.00	Quarterly	0.96	USD	20,000	45,585	429,442	(383,857)
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	1.00	Quarterly	0.86	USD	30,010	203,224	801,803	(598,579)
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	1.00	Quarterly	0.86	USD	50,000	338,594	1,397,196	(1,058,602)

66 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond, 5.875%, 03/13/2020, 06/20/2024*	1.00%	Quarterly	1.70%	USD	20,000	$(538,822)	$179,823	$(718,645)
iTraxx Australia Series 31, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.82	USD	75,000	628,098	1,278,419	(650,321)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	5.00	Quarterly	4.98	EUR	237	1,662	22,019	(20,357)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	5.00	Quarterly	4.98	EUR	908	6,370	95,297	(88,927)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.73	EUR	42,950	577,129	1,004,886	(427,757)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.80	EUR	15,000	167,750	(166,793)	334,543
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.73	EUR	211	3,823	28,193	(24,370)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.73	EUR	315	5,707	41,584	(35,877)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.73	EUR	317	5,744	41,850	(36,106)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.73	EUR	317	5,744	42,440	(36,696)

abfunds.com	AB UNCONSTRAINED BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00%	Quarterly	4.91%	EUR	39	$410	$(2,317)	$2,727
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.91	EUR	63	662	(2,064)	2,726
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.91	EUR	39	410	(1,517)	1,927
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.91	EUR	39	410	(630)	1,040
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.91	EUR	30	315	(585)	900
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.91	EUR	30	315	(505)	820
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	1.00	Quarterly	0.27	USD	24,590	768,504	695,502	73,002
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	1.00	Quarterly	0.27	USD	60,000	1,875,162	1,674,343	200,819
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	1.00	Quarterly	0.33	USD	35,060	1,014,353	837,095	177,258
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	1.00	Quarterly	0.33	USD	27,500	795,628	660,785	134,843

68 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2024*	1.00%	Quarterly	0.39%	USD	35,060	$1,008,451	$760,195	$248,256
Philippines Government International Bond, 10.625%, 03/16/2025, 12/20/2024*	1.00	Quarterly	0.72	USD	20,000	263,472	107,644	155,828
Russian Government International Bond, 7.500%, 03/31/2030, 12/20/2024*	1.00	Quarterly	1.55	USD	10,000	(246,134)	(425,474)	179,340

						$(960,809)	$(1,970,451)	$1,009,642

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	51,280	11/09/2020	6 Month LIBOR	1.220%	Semi-Annual/ Semi-Annual	$291,917	$—	$291,917
GBP	20,940	11/09/2023	1.460%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,039,936)	—	(1,039,936)
USD	20,480	11/05/2024	1.530%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,131,980)	—	(1,131,980)
CAD	25,996	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	1,048,381	—	1,048,381
CAD	31,514	03/24/2025	3 Month CDOR	0.938%	Semi-Annual/ Semi-Annual	146,231	—	146,231
CAD	31,296	03/24/2025	3 Month CDOR	0.958%	Semi-Annual/ Semi-Annual	167,508	—	167,508
USD	19,670	04/14/2025	3 Month LIBOR	0.594%	Quarterly/ Semi-Annual	154,154	—	154,154
MXN	117,100	09/11/2026	4 Week TIIE	6.290%	Monthly/ Monthly	130,372	—	130,372
CAD	5,488	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(793,648)	—	(793,648)
USD	7,310	03/20/2050	1.086%	3 Month LIBOR	Semi-Annual/ Quarterly	(545,981)	—	(545,981)
USD	3,560	04/14/2050	0.969	3 Month LIBOR	Semi-Annual/ Quarterly	(148,867)	—	(148,867)

						$(1,721,849)	$—	$(1,721,849)

abfunds.com	AB UNCONSTRAINED BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 06/20/2021*	(1.00)%	Quarterly	0.21%	USD	55,920	$(572,655)	$221,961	$(794,616)
iTraxx Japan Series 24, 5 Year Index, 12/20/2020*	(1.00)	Quarterly	0.09	JPY	3,720,370	(244,133)	(34,087)	(210,046)

Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 02/15/2024, 06/20/2020*	5.00	Quarterly	6.08	USD	300	1,253	370	883
iTraxx Australia Series 25, 5 Year Index, 06/20/2021*	1.00	Quarterly	0.21	USD	25,820	264,412	(6,269)	270,681
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110%, 06/29/2015, 06/20/2020*	5.00	Quarterly	0.11	USD	300	3,825	661	3,164
iTraxx Japan Series 24, 5 Year Index, 12/20/2020*	1.00	Quarterly	0.09	JPY	3,720,370	246,059	100,055	146,004
Citibank, NA iTraxx Australia Series 25, 5 Year Index, 06/20/2021*	1.00	Quarterly	0.21	USD	30,100	308,242	(33,998)	342,240
Nabors Industries, Inc., 5.500%, 01/15/2023, 6/20/2020*	1.00	Quarterly	62.19	USD	300	(24,395)	(1,004)	(23,391)

70 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Safeway Inc., 7.250%, 02/01/2031, 06/20/2020*	1.00%	Quarterly	0.14%	USD	300	$714	$(732)	$1,446
Staples, Inc., 8.500%, 09/15/2025, 06/20/2020*	1.00	Quarterly	11.52	USD	300	(4,055)	(357)	(3,698)
Credit Suisse International
Avon Products, Inc., 5.000%, 03/15/2023, 06/20/2020*	1.00	Quarterly	4.42	USD	300	(1,125)	(1,552)	427
CDX-CMBX. NA.BBB- Series 6, 5/11/2063*	3.00	Quarterly	20.78	USD	4,410	(1,433,985)	65,819	(1,499,804)
Freeport-McMoran, Inc., 3.550%, 03/01/2022, 06/20/2020*	1.00	Quarterly	0.98	USD	300	356	(636)	992
Teck Resources Ltd., 3.750%, 02/01/2023, 06/20/2020*	1.00	Quarterly	0.52	USD	300	554	(676)	1,230
Transocean Inc., 3.800%, 10/15/2022, 06/20/2020*	1.00	Quarterly	90.99	USD	300	(35,122)	(1,894)	(33,228)
Deutsche Bank AG iTraxx Japan Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.64	JPY	3,280,190	(534,496)	(521,866)	(12,630)
Goldman Sachs International iTraxx Japan Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.64	JPY	3,280,190	534,497	404,044	130,453

abfunds.com	AB UNCONSTRAINED BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay)/ Receive	Payment Frequency	Implied Credit Spread at April 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan Series 33, 5 Year Index, 06/20/2025*	1.00%	Quarterly	0.78%	JPY	3,280,190	$(380,943)	$(230,552)	$(150,391)

						$(1,870,997)	$(40,713)	$(1,830,284)

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA
iShares iBoxx $ High Yield Corporate Bond ETF	LIBOR Minus 3.50%	Maturity	USD	24,873	05/15/2020	$194,477

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate market value of these securities amounted to $25,730,054 or 26.4% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2020.

(c)	Convertible security.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.80% of net assets as of April 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 01/26/2038	06/09/2015	$1,525,339	$1,396,377	1.43%
BHMS Series 2018-ATLS, Class A 2.064%, 07/15/2035	07/13/2018	486,299	448,603	0.46%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047	09/14/2017	70,380	69,754	0.07%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	05/24/2017	96,864	29,500	0.03%

72 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Exide Technologies (First Lien) 11.00%, 10/31/2024	05/24/2017	$28,257	$	– 0	–	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.437%, 03/27/2024	03/21/2019	282,288		220,905		0.23%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,500,021		421,408		0.43%
Terraform Global Operating LLC 6.125%, 03/01/2026	06/04/2019	60,140		59,601		0.06%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014	477,436		6,913		0.01%
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048	12/06/2017	82,110		78,685		0.08%

(g)	Illiquid security.

(h)	Non-income producing security.

(i)	Defaulted.

(j)	Defaulted matured security.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(m)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.

(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2020.

(o)	IO – Interest Only.

(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at April 30, 2020.

(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	The rate shown represents the 7-day yield as of period end.

(u)	Affiliated investments.

(v)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

abfunds.com	AB UNCONSTRAINED BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TIIE – Banco de México Equilibrium Interbank Interest Rate

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

74 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $95,671,341)	$89,067,039
Affiliated issuers (cost $3,050,418)	3,050,418
Cash collateral due from broker	10,677,633
Market value of credit default swaps (net premiums paid $462,819)	1,359,912
Receivable for investment securities sold	977,273
Unrealized appreciation on forward currency exchange contracts	822,662
Unaffiliated interest receivable	712,867
Receivable for capital stock sold	651,003
Receivable for newly entered credit default swaps	257,842
Unrealized appreciation on total return swaps	194,477
Receivable from Adviser	14,697
Affiliated dividends receivable	1,424

Total assets	107,787,247

Liabilities
Options written, at value (premiums received $1,666,271)	1,502,508
Swaptions written, at value (premiums received $1,014,982)	504,345
Market value of credit default swaps (net premiums received $503,532)	3,230,909
Payable for investment securities purchased	1,523,200
Cash collateral received from broker	1,216,000
Unrealized depreciation on forward currency exchange contracts	870,669
Payable for variation margin on centrally cleared swaps	578,401
Payable for variation margin on futures	341,403
Due to Custodian (includes foreign currency overdraft of $108,030 with a cost of $103,203)	127,325
Administrative fee payable	26,855
Dividends payable	19,222
Transfer Agent fee payable	7,046
Distribution fee payable	5,536
Directors’ fee payable	3,582
Payable for capital stock redeemed	3,077
Accrued expenses and other liabilities	230,242

Total liabilities	10,190,320

Net Assets	$97,596,927

Composition of Net Assets
Capital stock, at par	$13,489
Additional paid-in capital	136,605,162
Accumulated loss	(39,021,724)

$97,596,927

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 75

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$12,355,467	1,703,802	$7.25	*

C	$3,205,978	441,795	$7.26

Advisor	$60,490,596	8,357,242	$7.24

R	$494,175	67,637	$7.31

K	$372,451	50,985	$7.31

I	$51,591	7,139	$7.23

Z	$20,626,669	2,860,142	$7.21

*	The maximum offering price per share for Class A shares was $7.57, which reflects a sales charge of 4.25%.

See notes to financial statements.

76 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $13,018)	$2,525,975
Dividends
Unaffiliated issuers	101,143
Affiliated issuers	13,387	$2,640,505

Expenses
Advisory fee (see Note B)	337,784
Transfer agency—Class A	7,136
Transfer agency—Class B	1
Transfer agency—Class C	2,034
Transfer agency—Advisor Class	49,667
Transfer agency—Class R	817
Transfer agency—Class K	472
Transfer agency—Class I	16
Transfer agency—Class Z	6,144
Distribution fee—Class A	16,755
Distribution fee—Class B	10
Distribution fee—Class C	18,963
Distribution fee—Class R	1,371
Distribution fee—Class K	491
Custodian	77,415
Audit and tax	70,076
Registration fees	57,832
Administrative	45,201
Printing	26,374
Legal	18,780
Directors’ fees	11,311
Miscellaneous	45,761

Total expenses	794,411
Less: expenses waived and reimbursed by the Adviser (see Note B)	(316,796)

Net expenses		477,615

Net investment income		2,162,890

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 77

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$915,312	(a)
Forward currency exchange contracts	357,132
Futures	2,235,392
Swaps	(13,509,647)
Swaptions written	(569,441)
Foreign currency transactions	5,417,309
Net change in unrealized appreciation/depreciation on:
Investments	(7,092,928	)(b)
Forward currency exchange contracts	243,821
Futures	(2,410,465)
Options written	163,763
Swaps	8,052,691
Swaptions written	1,101,629
Foreign currency denominated assets and liabilities	(98,285)

Net loss on investment and foreign currency transactions	(5,193,717)

Net Decrease in Net Assets from Operations	$(3,030,827)

(a)	Net of foreign capital gains taxes of $10,954.

(b)	Net of decrease in accrued foreign capital gains taxes of $5,674.

See notes to financial statements.

78 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,162,890	$7,388,333
Net realized loss on investment and foreign currency transactions	(5,153,943)	(16,690,477)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(39,774)	(1,706,754)

Net decrease in net assets from operations	(3,030,827)	(11,008,898)
Distributions to Shareholders
Class A	(565,552)	(479,644)
Class B	– 0	–	(1,602)
Class C	(143,499)	(113,905)
Advisor Class	(4,378,388)	(4,974,802)
Class R	(22,271)	(15,688)
Class K	(16,185)	(7,591)
Class I	(2,357)	(1,599)
Class Z	(924,664)	(415,876)
Capital Stock Transactions
Net decrease	(78,728,003)	(61,359,372)
Proceeds from third party vendor (see Note E)	82,045	– 0	–

Total decrease	(87,729,701)	(78,378,977)
Net Assets
Beginning of period	185,326,628	263,705,605

End of period	$97,596,927	$185,326,628

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 79

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Unconstrained Bond Fund, Inc. (the “Fund”) was incorporated in the State of Maryland on October 25, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

80 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

abfunds.com	AB UNCONSTRAINED BOND FUND | 81

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are

82 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2.

abfunds.com	AB UNCONSTRAINED BOND FUND | 83

NOTES TO FINANCIAL STATEMENTS (continued)

Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$21,122,495		$759,475	#	$21,881,970
Governments – Treasuries		– 0	–	19,553,229		– 0	–	19,553,229
Collateralized Mortgage Obligations		– 0	–	12,719,513		– 0	–	12,719,513
Inflation-Linked Securities		– 0	–	9,925,935		– 0	–	9,925,935
Corporates – Investment Grade		– 0	–	7,240,159		– 0	–	7,240,159
Governments – Sovereign Bonds		– 0	–	2,816,441		– 0	–	2,816,441
Investment Companies		2,587,444		– 0	–	– 0	–	2,587,444
Bank Loans		– 0	–	1,940,634		257,955		2,198,589
Options Purchased – Calls		– 0	–	1,998,432		– 0	–	1,998,432
Emerging Markets – Sovereigns		– 0	–	1,623,236		– 0	–	1,623,236
Covered Bonds		– 0	–	1,395,491		– 0	–	1,395,491
Quasi-Sovereigns		– 0	–	1,280,383		– 0	–	1,280,383
Commercial Mortgage-Backed Securities		– 0	–	963,532		– 0	–	963,532
Asset-Backed Securities		– 0	–	513,292		421,408		934,700
Options Purchased – Puts		– 0	–	602,250		– 0	–	602,250
Emerging Markets – Corporate Bonds		– 0	–	488,103		– 0	–	488,103
Common Stocks		224,461		– 0	–	74,954	#	299,415
Emerging Markets – Treasuries		– 0	–	179,467		– 0	–	179,467
Local Governments – US Municipal Bonds		– 0	–	126,363		– 0	–	126,363
Preferred Stocks		17,354		– 0	–	– 0	–	17,354
Warrants		1,718		– 0	–	– 0	–	1,718

84 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Short-Term Investments:
Investment Companies	$3,050,418		$	– 0	–	$	– 0	–	$3,050,418
Time Deposits	– 0	–		233,315			– 0	–	233,315

Total Investments in Securities	5,881,395			84,722,270			1,513,792		92,117,457
Other Financial Instruments*:
Assets
Futures	1,105,149			807,128			– 0	–	1,912,277	†
Forward Currency Exchange Contracts	– 0	–		822,662			– 0	–	822,662
Centrally Cleared Credit Default Swaps	– 0	–		18,964,992			– 0	–	18,964,992	†
Centrally Cleared Interest Rate Swaps	– 0	–		1,938,563			– 0	–	1,938,563	†
Credit Default Swaps	– 0	–		1,359,912			– 0	–	1,359,912
Total Return Swaps	– 0	–		194,477			– 0	–	194,477
Liabilities
Futures	(2,894,569)			– 0	–		– 0	–	(2,894,569	)†
Forward Currency Exchange Contracts	– 0	–		(870,669)			– 0	–	(870,669)
Call Options Written	– 0	–		(1,334,556)			– 0	–	(1,334,556)
Put Options Written	– 0	–		(167,952)			– 0	–	(167,952)
Interest Rate Swaptions Written	– 0	–		(504,345)			– 0	–	(504,345)
Centrally Cleared Credit Default Swaps	– 0	–		(19,925,801)			– 0	–	(19,925,801	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(3,660,412)			– 0	–	(3,660,412	)†
Credit Default Swaps	– 0	–		(3,230,909)			– 0	–	(3,230,909)

Total	$4,091,975			$79,115,360			$1,513,792		$84,721,127

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

abfunds.com	AB UNCONSTRAINED BOND FUND | 85

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporates- Non-Investment Grade#	Bank Loans	Asset- Backed Securities	Common Stocks#
Balance as of 10/31/19	$169,999	$366,756	$1,000,187	$132,043
Accrued discounts/(premiums)	(3,309)	192	– 0	–	– 0	–
Realized gain (loss)	(147,744)	21	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	33,830	(27,585)	(421,516)	(124,311)
Purchases	10,995	49,825	– 0	–	67,222
Sales	(71,572)	(1,845)	– 0	–	– 0	–
Transfers into Level 3	767,276	100,527	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(229,936)	(157,263)	– 0	–

Balance as of 4/30/20	$759,475	$257,955	$421,408	$74,954

Net change in unrealized appreciation/depreciation from investments held as of 4/30/20**	$(115,042)	$(27,585)	$(421,516)	$(121,519)

Total
Balance as of 10/31/19	$1,668,985
Accrued discounts/(premiums)	(3,117)
Realized gain (loss)	(147,723)
Change in unrealized appreciation/ depreciation	(539,582)
Purchases	128,042
Sales	(73,417)
Transfers into Level 3	867,803
Transfers out of Level 3	(387,199)

Balance as of 4/30/20	$1,513,792

Net change in unrealized appreciation/depreciation from investments held as of 4/30/20**	$(685,662)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

86 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2020. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 4/30/2020			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$729,975		Market Approach	Average Yield	8.23%
		$29,500		Discounted Cash Flow	Discount Rate on Future Cash Flows	21.7%
	$	– 0	–	Qualitative Assessment		$0.00

		$759,475

Common Stocks		$3,259		Market Approach	10% Haircut to Last Traded Price	$5.29
	$	– 0	–	Qualitative Assessment		$0.00

		$3,259

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Average Yield and Last Traded Price in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows in isolation would be expected to result in a significant lower (higher) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or

abfunds.com	AB UNCONSTRAINED BOND FUND | 87

NOTES TO FINANCIAL STATEMENTS (continued)

losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

88 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of the daily average net assets for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the six months ended April 30, 2020, such reimbursements/waivers amounted to $315,427. This fee waiver and/or expense reimbursement agreement extends through January 31, 2020 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2020, the reimbursement for such services amounted to $45,201.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $16,325 for the six months ended April 30, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $32 from the sale of Class A shares and received $0 and $4 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual

abfunds.com	AB UNCONSTRAINED BOND FUND | 89

NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2020, such waiver amounted to $1,369.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,000	$79,632	$80,582	$3,050	$13

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.) (“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the

90 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,330,033, $2,178,867, $47,381 and $13,600 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2020, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$21,085,470	$71,347,350
U.S. government securities	8,572,200	20,610,005

abfunds.com	AB UNCONSTRAINED BOND FUND | 91

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$27,319,074
Gross unrealized depreciation	(36,627,289)

Net unrealized depreciation	$(9,308,215)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect

92 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing

abfunds.com	AB UNCONSTRAINED BOND FUND | 93

NOTES TO FINANCIAL STATEMENTS (continued)

of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the

94 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended April 30, 2020, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended April 30, 2020, the Fund held written options for non-hedging purposes.

During the six months ended April 30, 2020, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended April 30, 2020, the Fund held written swaptions for non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the

abfunds.com	AB UNCONSTRAINED BOND FUND | 95

NOTES TO FINANCIAL STATEMENTS (continued)

Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a

96 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2020, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the

abfunds.com	AB UNCONSTRAINED BOND FUND | 97

NOTES TO FINANCIAL STATEMENTS (continued)

swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting

98 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2020, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended April 30, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$1,938,563	*	Receivable/ Payable for variation margin on centrally cleared swaps	$3,660,412	*

Interest rate contracts	Receivable/ Payable for variation margin on futures	1,105,149	*	Receivable/ Payable for variation margin on futures	1,858,803	*

abfunds.com	AB UNCONSTRAINED BOND FUND | 99

NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts				Swaptions written, at value	$504,345

Interest rate contracts	Investments in securities, at value	$552,750

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	822,662		Unrealized depreciation on forward currency exchange contracts	870,669

Credit contracts	Market value of credit default swaps	1,359,912		Market value of credit default swaps	3,230,909

Credit contracts	Receivable/ Payable for variation margin on centrally cleared swaps	15,627,496	*	Receivable/ Payable for variation margin on centrally cleared swaps	14,617,854	*

Credit contracts	Unrealized appreciation on total return swaps	194,477

Equity contracts	Receivable/ Payable for variation margin on futures	807,128	*	Receivable/ Payable for variation margin on futures	1,035,766	*

Equity contracts				Options written, at value	1,502,508

Equity contracts	Investment in securities, at value	2,047,932

Total		$24,456,069			$27,281,266

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

100 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(9,824,243)	$3,146,923

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	2,727,719	(1,561,305)

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(483,688)	(206,177)

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	(569,441)	1,101,629

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/ depreciation on forward currency exchange contracts	357,132	243,821

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	(3,685,404)	4,905,768

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(492,327)	(849,160)

abfunds.com	AB UNCONSTRAINED BOND FUND | 101

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/ depreciation on investments	$615,912		$983,903
Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/ depreciation on options written	– 0	–	163,763

Total		$(11,354,340)		$7,929,165

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2020:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$968,380,163
Average notional amount of sale contracts	$653,641,319

Centrally Cleared Interest Rate Swaps
Average notional amount	$496,042,967

Credit Default Swaps:
Average notional amount of buy contracts	$99,736,659
Average notional amount of sale contracts	$172,461,836

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$25,860,437
Average principal amount of sale contracts	$63,158,942

Futures:
Average notional amount of buy contracts	$465,245,504
Average notional amount of sale contracts	$134,509,939

Total Return Swaps:
Average notional amount	$18,252,782

Options Written:
Average notional amount	$31,976,000	(a)

Purchased Options:
Average notional amount	$43,446,250	(a)

Purchased Swaptions:
Average notional amount	$323,558,565

Swaptions Written:
Average notional amount	$15,905,352	(b)

(a)	Positions were open for two months during the reporting period.

(b)	Positions were open for five months during the reporting period.

102 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$586,155	$(309,500)	$	– 0	–	$(184,078)	$92,577
Barclays Bank PLC	249,884	(13,293)	(236,591)	– 0	–	– 0	–
Brown Brothers Harriman & Co.	120,915	(74,966)	– 0	–	– 0	–	45,949
Citibank, NA	618,306	(233,339)	(350,000)	– 0	–	34,967
Credit Suisse International	910	(910)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	1,070	(1,070)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	847,123	(847,123)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	329,216	(245,804)	(83,412)	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	14,298	(14,298)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	24,186	(6,967)	– 0	–	– 0	–	17,219
Standard Chartered Bank	265,730	– 0	–	(265,730)	– 0	–	– 0	–

Total	$3,057,793	$(1,747,270)	$(935,733)	$(184,078)	$190,712	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$309,500	$(309,500)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	13,293	(13,293)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	74,966	(74,966)	– 0	–	– 0	–	– 0	–
Citibank, NA	233,339	(233,339)	– 0	–	– 0	–	– 0	–
Credit Suisse International	1,470,232	(910)	– 0	–	(1,461,411)	7,911
Deutsche Bank AG	1,396,215	(1,070)	– 0	–	(1,395,145)	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	1,937,273	(847,123)	– 0	–	(1,090,150)	– 0	–

abfunds.com	AB UNCONSTRAINED BOND FUND | 103

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$245,804	$(245,804)		$	– 0	–	$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	114,409	(14,298)			– 0	–		– 0	–		100,111
Royal Bank of Scotland PLC	6,967	(6,967)			– 0	–		– 0	–		– 0	–
UBS AG	296,433	– 0	–		– 0	–		– 0	–		296,433

Total	$6,098,431	$(1,747,270)		$	– 0	–		$(3,946,706)			$404,455	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from

104 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of April 30, 2020, the Fund had no unfunded loan commitments outstanding.

As of April 30, 2020, the Fund had no bridge loan commitments outstanding.

During the six months ended April 30, 2020, the Fund received no commitment fees or additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019

Class A
Shares sold	68,248	110,067	$515,779	$904,595

Shares issued in reinvestment of dividends	55,544	42,949	421,080	349,209

Shares converted from Class B	6,601	4,637	52,346	37,260

Shares converted from Class C	12,023	103,592	92,354	828,179

Shares redeemed	(340,852)	(1,132,087)	(2,602,089)	(9,251,460)

Net decrease	(198,436)	(870,842)	$(1,520,530)	$(7,132,217)

abfunds.com	AB UNCONSTRAINED BOND FUND | 105

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)			Year Ended October 31, 2019

Class B
Shares sold	– 0	–	90	$	– 0	–	$735

Shares issued in reinvestment of dividends	– 0	–	196		– 0	–	1,597

Shares converted to Class A	(6,584)		(4,632)		(52,346)		(37,260)

Shares redeemed	– 0	–	(2,613)		– 0	–	(21,217)

Net decrease	(6,584)		(6,959)		$(52,346)		$(56,145)

Class C
Shares sold	5,872		273		$44,219		$2,256

Shares issued in reinvestment of dividends	13,188		10,171		100,117		82,834

Shares converted to Class A	(12,023)		(103,592)		(92,354)		(828,179)

Shares redeemed	(136,058)		(419,665)		(1,041,352)		(3,467,599)

Net decrease	(129,021)		(512,813)		$(989,370)		$(4,210,688)

Advisor Class
Shares sold	1,112,552		4,807,515		$8,446,277		$39,214,884

Shares issued in reinvestment of dividends	465,786		463,710		3,531,733		3,758,904

Shares redeemed	(11,682,003)		(11,555,016)		(89,112,030)		(94,054,952)

Net decrease	(10,103,665)		(6,283,791)		$(77,134,020)		$(51,081,164)

Class R
Shares sold	5,181		19,943		$39,629		$166,077

Shares issued in reinvestment of dividends	2,914		1,918		22,259		15,687

Shares redeemed	(13,757)		(58,886)		(105,429)		(488,306)

Net decrease	(5,662)		(37,025)		$(43,541)		$(306,542)

Class K
Shares sold	12,633		7,667		$100,258		$62,054

Shares issued in reinvestment of dividends	2,120		933		16,183		7,590

Shares redeemed	(3,866)		(1,997)		(29,007)		(15,960)

Net increase	10,887		6,603		$87,434		$53,684

106 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019

Class I
Shares sold	883	1,613	$6,674	$13,124

Shares issued in reinvestment of dividends	312	198	2,357	1,598

Shares redeemed	(882)	(901,754)	(6,825)	(7,583,208)

Net increase (decrease)	313	(899,943)	$2,206	$(7,568,486)

Class Z
Shares sold	1,284,246	1,407,728	$9,505,480	$11,106,902

Shares issued in reinvestment of dividends	121,728	51,728	917,725	415,875

Shares redeemed	(1,261,748)	(315,733)	(9,501,041)	(2,580,591)

Net increase	144,226	1,143,723	$922,164	$8,942,186

For the six months ended April 30, 2020, a third party vendor reimbursed the Fund $82,045 for losses incurred due to a trade entry error. This amount is presented in the Fund’s statement of changes in net assets.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such

abfunds.com	AB UNCONSTRAINED BOND FUND | 107

NOTES TO FINANCIAL STATEMENTS (continued)

diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

108 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk

abfunds.com	AB UNCONSTRAINED BOND FUND | 109

NOTES TO FINANCIAL STATEMENTS (continued)

may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its

110 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2019 and October 31, 2018 were as follows:

	2019		2018
Distributions paid from:
Ordinary income	$6,010,707		$5,608,150

Total taxable distributions paid	6,010,707		5,608,150
Return of Capital	– 0	–	399,107

Total distributions paid	$6,010,707		$6,007,257

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,341,146
Accumulated capital and other losses	(30,105,206	)(a)
Unrealized appreciation/(depreciation)	(5,772,157	)(b)

Total accumulated earnings/(deficit)	$(29,536,217	)(c)

(a)

As of October 31, 2019, the Fund had a net capital loss carryforward of $29,928,024. The Fund also had $1,313,588 of capital loss carryforwards expire during the fiscal year. As of October 31, 2019, the cumulative deferred loss on straddles was $177,182.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, and amortization on callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

abfunds.com	AB UNCONSTRAINED BOND FUND | 111

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Fund had a net short-term capital loss carryforward of $12,079,797 and a net long-term capital loss carryforward of $17,848,227, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08, which did not have a material impact on the Fund’s financial position or the results of its operations, and had no impact on the Fund’s net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

112 | AB UNCONSTRAINED BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.81	$ 8.45	$ 8.69	$ 8.62	$ 8.47	$ 8.67

Income From Investment Operations

Net investment income(a)(b)	.12	.27	.20	.22	.24	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)	(.69)	(.29)	.14	.06	(.19)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.24)	(.42)	(.09)	.36	.31	.04

Less: Dividends and Distributions

Dividends from net investment income	(.32)	(.22)	(.14)	(.28)	(.16)	(.24)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.32)	(.22)	(.15)	(.29)	(.16)	(.24)

Net asset value, end of period	$ 7.25	$ 7.81	$ 8.45	$ 8.69	$ 8.62	$ 8.47

Total Return

Total investment return based on net asset value(d)†*#	(3.87)%	(5.07	)%^	(1.01)%	4.24	%^	3.74	%^	.49%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,355	$14,855	$23,445	$36,136	$41,061	$50,031

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	.90	%(g)	.90%	.89%	.92%	.91%	.90%

Expenses, before waivers/ reimbursements(e)(f)+	1.40	%(g)	1.17%	1.07%	1.08%	1.07%	1.06%

Net investment income(b)	3.23	%(g)	3.26%	2.35%	2.57%	2.80%	2.51%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

abfunds.com	AB UNCONSTRAINED BOND FUND | 113

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.81	$ 8.46	$ 8.69	$ 8.62	$ 8.47	$ 8.67

Income From Investment Operations

Net investment income(a)(b)	.09	.21	.14	.16	.18	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.35)	(.71)	(.28)	.13	.06	(.19)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.26)	(.50)	(.14)	.29	.25	(.01)

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.15)	(.08)	(.21)	(.10)	(.19)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.29)	(.15)	(.09)	(.22)	(.10)	(.19)

Net asset value, end of period	$ 7.26	$ 7.81	$ 8.46	$ 8.69	$ 8.62	$ 8.47

Total Return

Total investment return based on net asset value(d)†*#	(4.36)%	(5.91	)%^	(1.64)%	3.43	%^	2.98%	(.19)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,206	$4,460	$9,164	$13,908	$21,247	$26,119

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	1.65	%(g)	1.65%	1.64%	1.66%	1.65%	1.60%

Expenses, before waivers/ reimbursements(e)(f)+	2.14	%(g)	1.92%	1.82%	1.83%	1.81%	1.77%

Net investment income(b)	2.36	%(g)	2.56%	1.68%	1.85%	2.08%	1.95%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

114 | AB UNCONSTRAINED BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.80	$ 8.44	$ 8.67	$ 8.61	$ 8.46	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.12	.29	.27	.24	.25	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.35)	(.69)	(.33)	.13	.07	(.19)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.23)	(.40)	(.06)	.37	.33	.07

Less: Dividends and Distributions

Dividends from net investment income	(.33)	(.24)	(.16)	(.30)	(.18)	(.27)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.33)	(.24)	(.17)	(.31)	(.18)	(.27)

Net asset value, end of period	$ 7.24	$ 7.80	$ 8.44	$ 8.67	$ 8.61	$ 8.46

Total Return

Total investment return based on net asset value(d)†*#	(3.88)%	(4.83	)%^	(.64)%	4.39	%^	4.02	%^	.80%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,491	$143,912	$208,884	$195,764	$162,255	$220,195

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	.65	%(g)	.65%	.64%	.67%	.65%	.60%

Expenses, before waivers/ reimbursements(e)(f)+	1.12	%(g)	.92%	.82%	.83%	.81%	.76%

Net investment income(b)	3.16	%(g)	3.53%	3.20%	2.79%	3.02%	2.89%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

abfunds.com	AB UNCONSTRAINED BOND FUND | 115

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.86	$ 8.49	$ 8.71	$ 8.62	$ 8.46	$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.11	.26	.19	.20	.21	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)	(.71)	(.29)	.14	.07	(.20)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.25)	(.45)	(.10)	.34	.29	.02

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.18)	(.11)	(.24)	(.13)	(.21)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.30)	(.18)	(.12)	(.25)	(.13)	(.21)

Net asset value, end of period	$ 7.31	$ 7.86	$ 8.49	$ 8.71	$ 8.62	$ 8.46

Total Return

Total investment return based on net asset value(d)†*#	(4.06)%	(5.35	)%^	(1.21)%	4.02%	3.43	%^	.35%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$494	$576	$937	$1,378	$911	$1,126

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	1.15	%(g)	1.15%	1.14%	1.16%	1.15%	1.10%

Expenses, before waivers/ reimbursements(e)(f)+	1.83	%(g)	1.60%	1.51%	1.52%	1.48%	1.46%

Net investment income(b)	2.77	%(g)	3.10%	2.26%	2.33%	2.53%	2.48%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

116 | AB UNCONSTRAINED BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.86	$ 8.50	$ 8.72	$ 8.64	$ 8.49	$ 8.68

Income From Investment Operations

Net investment income(a)(b)	.12	.25	.24	.22	.25	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)	(.68)	(.32)	.14	.04	(.18)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.24)	(.43)	(.08)	.36	.30	.05

Less: Dividends and Distributions

Dividends from net investment income	(.31)	(.21)	(.13)	(.27)	(.15)	(.24)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.31)	(.21)	(.14)	(.28)	(.15)	(.24)

Net asset value, end of period	$ 7.31	$ 7.86	$ 8.50	$ 8.72	$ 8.64	$ 8.49

Total Return

Total investment return based on net asset value(d)†*#	(4.03)%	(5.15	)%^	(.89)%	4.23%	3.63%	.55%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$372	$315	$285	$248	$221	$181

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	.90	%(g)	.90%	.89%	.92%	.90%	.85%

Expenses, before waivers/ reimbursements(e)(f)+	1.53	%(g)	1.30%	1.20%	1.20%	1.17%	1.12%

Net investment income(b)	3.04	%(g)	3.10%	2.80%	2.54%	2.94%	2.55%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

abfunds.com	AB UNCONSTRAINED BOND FUND | 117

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 7.79	$ 8.43	$ 8.66	$ 8.60	$ 8.45	$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.13	.12	.20	.25	.27	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)	(.53)	(.25)	.12	.06	(.19)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.23)	(.41)	(.05)	.37	.34	.07

Less: Dividends and Distributions

Dividends from net investment income	(.33)	(.23)	(.17)	(.30)	(.19)	(.27)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.33)	(.23)	(.18)	(.31)	(.19)	(.27)

Net asset value, end of period	$ 7.23	$ 7.79	$ 8.43	$ 8.66	$ 8.60	$ 8.45

Total Return

Total investment return based on net asset value(d)†*#	(3.86)%	(4.88	)%^	(.59	)%^	4.44	%^	4.07	%^	.78%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52	$53	$7,640	$47,915	$45,629	$44,242

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	.65	%(g)	.65%	.64%	.67%	.65%	.60%

Expenses, before waivers/ reimbursements(e)(f)+	1.11	%(g)	.80%	.76%	.80%	.77%	.78%

Net investment income(b)	3.54	%(g)	1.44%	2.32%	2.84%	3.17%	2.93%

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

118 | AB UNCONSTRAINED BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31,	November 4, 2014(h) to October 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 7.77	$ 8.42	$ 8.66	$ 8.59	$ 8.45	$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.13	.29	.26	.25	.28	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)	(.70)	(.32)	.13	.04	(.25)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.01	.01

Capital Contributions	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.23)	(.41)	(.06)	.38	.33	.07

Less: Dividends and Distributions

Dividends from net investment income	(.33)	(.24)	(.17)	(.30)	(.19)	(.27)

Return of capital	– 0	–	– 0	–	(.01)	(.01)	– 0	–	– 0	–

Total dividends and distributions.	(.33)	(.24)	(.18)	(.31)	(.19)	(.27)

Net asset value, end of period	$ 7.21	$ 7.77	$ 8.42	$ 8.66	$ 8.59	$ 8.45

Total Return

Total investment return based on net asset value(d)†*#	(3.87)%	(4.91	)%^	(.70)%	4.57%	3.94%	.85%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,627	$21,104	$13,237	$11,238	$9,587	$2,031

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)+	.65	%(g)	.65%	.64%	.67%	.65%	.60	%(g)

Expenses, before waivers/ reimbursements(e)(f)+	1.11	%(g)	.87%	.78%	.80%	.78%	.80	%(g)

Net investment income(b)	3.52	%(g)	3.53%	3.10%	2.86%	3.31%	3.68	%(g)

Portfolio turnover rate	25%	59%	67%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.02	%(g)	.00%	.01%	.02%	.01%	.00%

See footnote summary on page 120-121.

abfunds.com	AB UNCONSTRAINED BOND FUND | 119

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended October 31, 2018, October 31, 2017 and October 31, 2016, such waiver amounted to 0.01%, 0.02% and 0.01%, respectively.

(f)	The expense ratios presented below exclude non-operating expense:

	Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Class A
Net of waivers/reimbursements	.90	%(g)	.90%	.89%	.88%	.89%	.90%
Before waivers/reimbursements	1.40	%(g)	1.17%	1.07%	1.04%	1.05%	1.06%
Class C
Net of waivers/reimbursements	1.65	%(g)	1.65%	1.64%	1.63%	1.63%	1.60%
Before waivers/reimbursements	2.14	%(g)	1.92%	1.82%	1.80%	1.79%	1.77%
Advisor Class
Net of waivers/reimbursements	.65	%(g)	.65%	.64%	.63%	.63%	.60%
Before waivers/reimbursements	1.12	%(g)	.92%	.82%	.79%	.78%	.76%
Class R
Net of waivers/reimbursements	1.15	%(g)	1.15%	1.14%	1.13%	1.13%	1.10%
Before waivers/reimbursements	1.83	%(g)	1.60%	1.51%	1.49%	1.46%	1.46%
Class K
Net of waivers/reimbursements	.90	%(g)	.90%	.89%	.88%	.88%	.85%
Before waivers/reimbursements	1.53	%(g)	1.30%	1.20%	1.16%	1.15%	1.12%
Class I
Net of waivers/reimbursements	.65	%(g)	.65%	.64%	.63%	.63%	.60%
Before waivers/reimbursements	1.11	%(g)	.80%	.76%	.76%	.75%	.78%

	Six Months Ended April 30, 2020 (unaudited)						November 4, 2014(h) to October 31, 2015
			2019	2018	2017	2016

Class Z
Net of waivers/reimbursements	.65	%(g)	.65%	.64%	.63%	.63%	.60	%(g)
Before waivers/reimbursements	1.11	%(g)	.87%	.78%	.76%	.76%	.80	%(g)

(g)	Annualized.

(h)	Commencement of distribution.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

120 | AB UNCONSTRAINED BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

*

Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the years ended October 31, 2017 and October 31, 2016, by 0.05% and 0.01%, respectively.

†	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the years ended October 31, 2016 and October 31, 2015 by 0.08% and 0.08%, respectively.

#

Includes the impact of proceeds received and credited to the Fund in connection with a third party vendor reimbursement, which enhanced the Fund’s performance for the six months ended April 30, 2020 by 0.05%.

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 121

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Scott A. DiMaggio(2), Vice President Gershon M. Distenfeld(2), Vice President Douglas J. Peebles(2),^, Vice President Dimitri Silva(2), Vice President John Taylor(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein

Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team and the Global Credit Investment Team. Messrs. DiMaggio, Distenfeld, Peebles, Silva and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

^	Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

122 | AB UNCONSTRAINED BOND FUND	abfunds.com

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

abfunds.com	AB UNCONSTRAINED BOND FUND | 123

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Unconstrained Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 4-6, 2019 (the “Meeting”.)*

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

*

Following transactions completed on November 13, 2019 that may have been deemed to have been an “assignment” causing termination of the Fund’s investment advisory agreement, a new investment advisory agreement, having the same terms as the prior one, was entered into by the Fund and the Adviser.

124 | AB UNCONSTRAINED BOND FUND	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and

abfunds.com	AB UNCONSTRAINED BOND FUND | 125

distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this

126 | AB UNCONSTRAINED BOND FUND	abfunds.com

purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

abfunds.com	AB UNCONSTRAINED BOND FUND | 127

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

128 | AB UNCONSTRAINED BOND FUND	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB UNCONSTRAINED BOND FUND | 129

NOTES

130 | AB GLOBAL BOND FUND	abfunds.com

NOTES

abfunds.com	AB UNCONSTRAINED BOND FUND | 131

NOTES

132 | AB GLOBAL BOND FUND	abfunds.com

AB UNCONSTRAINED BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

UB-0152-0420

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes - Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 26, 2020